UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Carrie Schoffman 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

ICON Consumer Discretionary Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (87.80%)
Apparel Retail (6.98%)
Foot Locker, Inc.	22,500	$1,234,350
Ross Stores, Inc.	14,800	839,012
TJX Cos., Inc.	11,000	849,530

		2,922,892

Apparel, Accessories & Luxury Goods (2.35%)
Hanesbrands, Inc.	29,000	728,770
Sequential Brands Group, Inc.(a)	31,900	254,562

		983,332

Auto Parts & Equipment (2.67%)
Delphi Automotive PLC	6,500	406,900
Tower International, Inc.	15,100	310,758
Visteon Corp.	6,100	401,441

		1,119,099

Automotive Retail (4.51%)
AutoZone, Inc.(a)	1,800	1,428,912
O’Reilly Automotive, Inc.(a)	1,700	460,870

		1,889,782

Broadcasting (1.01%)
Discovery Communications, Inc., Class A(a)(b)	16,700	421,341

Cable & Satellite (4.20%)
Comcast Corp., Class A	27,000	1,760,130

Data Processing & Outsourced Services (1.93%)
Visa, Inc., Class A	10,900	808,453

Footwear (8.71%)
NIKE, Inc., Class B	28,400	1,567,680
Skechers U.S.A., Inc., Class A(a)	69,900	2,077,428

		3,645,108

General Merchandise Stores (0.93%)
Target Corp.	5,600	390,992

Home Furnishings (2.52%)
Tempur Sealy International, Inc.(a)	19,100	1,056,612

Home Improvement Retail (5.77%)
Home Depot, Inc.	11,600	1,481,204
Lowe’s Cos., Inc.	11,800	934,206

		2,415,410

Homebuilding (0.55%)
LGI Homes, Inc.(a)(b)	7,200	229,968

Hotels, Resorts & Cruise Lines (4.59%)
Norwegian Cruise Line Holdings, Ltd.(a)	29,000	1,155,360
Royal Caribbean Cruises, Ltd.	4,200	282,030
Wyndham Worldwide Corp.	6,800	484,364

		1,921,754

Household Appliances (1.04%)
Whirlpool Corp.	2,600	433,264

	Shares or Principal Amount	Value
Internet Retail (3.17%)
Expedia, Inc.	1,900	$201,970
Priceline Group, Inc.(a)	900	1,123,569

		1,325,539

Leisure Products (3.90%)
Brunswick Corp.	26,800	1,214,576
Smith & Wesson Holding Corp.(a)(b)	15,300	415,854

		1,630,430

Movies & Entertainment (17.73%)
Cinemark Holdings, Inc.	43,300	1,578,718
Time Warner, Inc.	21,200	1,559,048
Twenty-First Century Fox, Inc., Class A	82,100	2,220,805
Walt Disney Co.	21,100	2,064,002

		7,422,573

Restaurants (10.16%)
McDonald’s Corp.	20,600	2,479,004
Starbucks Corp.	31,100	1,776,432

		4,255,436

Specialized Consumer Services (0.99%)
H&R Block, Inc.	18,000	414,000

Specialty Stores (4.09%)
Signet Jewelers, Ltd.	20,800	1,714,128

Total Common Stocks (Cost $38,701,469)		36,760,243

Collateral for Securities on Loan (2.04%)
State Street Navigator Prime Portfolio, 0.51%	856,625	856,625

Total Collateral for Securities on Loan (Cost $856,625)		856,625

Short-Term Investments (5.77%)
Time Deposits (5.77%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	2,415,607	2,415,607

Total Short-Term Investments (Cost $2,415,607)		2,415,607

Total Investments (95.61%) (Cost $41,973,701)		$40,032,475
Other Assets Less Liabilities (4.39%)		1,836,019

Net Assets (100.00%)		$41,868,494

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2016.

Sector Composition (June 30, 2016) (Unaudited)
Consumer Discretionary	85.87%
Information Technology	1.93%

87.80%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Movies & Entertainment	17.73%
Restaurants	10.16%
Footwear	8.71%
Apparel Retail	6.98%
Home Improvement Retail	5.77%
Hotels, Resorts & Cruise Lines	4.59%
Automotive Retail	4.51%
Cable & Satellite	4.20%
Specialty Stores	4.09%
Leisure Products	3.90%
Internet Retail	3.17%
Auto Parts & Equipment	2.67%
Home Furnishings	2.52%
Apparel, Accessories & Luxury Goods	2.35%
Data Processing & Outsourced Services	1.93%
Household Appliances	1.04%
Broadcasting	1.01%
Other Industries (each less than 1%)	2.47%

87.80%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (85.40%)
Agricultural Products (3.65%)
Bunge, Ltd.	19,900	$1,177,085
Ingredion, Inc.	700	90,587

		1,267,672

Brewers (0.67%)
Molson Coors Brewing Co., Class B	2,300	232,599

Distillers & Vintners (4.61%)
Constellation Brands, Inc., Class A	9,700	1,604,380

Drug Retail (11.57%)
CVS Health Corp.	20,800	1,991,392
Walgreens Boots Alliance, Inc.	24,400	2,031,788

		4,023,180

Food Retail (8.54%)
Casey’s General Stores, Inc.	4,000	526,040
Kroger Co.	45,600	1,677,624
Sprouts Farmers Market, Inc.(a)	33,400	764,860

		2,968,524

Household Products (6.58%)
Kimberly-Clark Corp.	12,200	1,677,256
Procter & Gamble Co.	7,200	609,624

		2,286,880

Hypermarkets & Super Centers (2.35%)
Wal-Mart Stores, Inc.	11,200	817,824

Packaged Foods & Meats (21.29%)
Blue Buffalo Pet Products, Inc.(a)	28,200	658,188
Cal-Maine Foods, Inc.(b)	1,800	79,776
Dean Foods Co.	11,900	215,271
Farmer Brothers Co.(a)	4,500	144,270
Flowers Foods, Inc.	15,100	283,125
Hormel Foods Corp.	23,400	856,440
Kellogg Co.	1,600	130,640
Mondelez International, Inc., Class A	33,100	1,506,381
Pinnacle Foods, Inc.	33,300	1,541,457
Snyder’s-Lance, Inc.	7,000	237,230
Tyson Foods, Inc., Class A	20,000	1,335,800
WhiteWave Foods Co.(a)	8,800	413,072

		7,401,650

Personal Products (2.95%)
Estee Lauder Cos., Inc., Class A	8,100	737,262
Medifast, Inc.	8,700	289,449

		1,026,711

Soft Drinks (14.43%)
Coca-Cola Co.	44,300	2,008,119
Coca-Cola European Partners PLC	18,900	674,541
Monster Beverage Corp.(a)	2,000	321,420
PepsiCo, Inc.	19,000	2,012,860

		5,016,940

Tobacco (8.76%)
Altria Group, Inc.	10,000	689,600

	Shares or Principal Amount	Value
Tobacco (continued)
Philip Morris International, Inc.	13,400	$1,363,048
Reynolds American, Inc.	18,400	992,312

		3,044,960

Total Common Stocks (Cost $27,546,671)		29,691,320

Collateral for Securities on Loan (0.23%)
State Street Navigator Prime Portfolio, 0.51%	80,100	80,100

Total Collateral for Securities on Loan (Cost $80,100)		80,100

Short-Term Investments (28.42%)
Money Market Funds (14.38%)
State Street Global Advisors Treasury Fund (0.11% 7 Day Yield)	5,000,000	5,000,000

Time Deposits (14.04%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	4,880,049	4,880,049

Total Short-Term Investments (Cost $9,880,049)		9,880,049

Total Investments (114.05%) (Cost $37,506,820)		$39,651,469
Liabilities Less Other Assets (-14.05%)		(4,884,907)

Net Assets (100.00%)		$34,766,562

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2016.

Sector Composition (June 30, 2016) (Unaudited)
Consumer Staples	85.40%

85.40%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Packaged Foods & Meats	21.29%
Soft Drinks	14.43%
Drug Retail	11.57%
Tobacco	8.76%
Food Retail	8.54%
Household Products	6.58%
Distillers & Vintners	4.61%
Agricultural Products	3.65%

Personal Products	2.95%
Hypermarkets & Super Centers	2.35%
Other Industries (each less than 1%)	0.67%

85.40%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.85%)
Gas Utilities (0.58%)
National Fuel Gas Co.	37,200	$2,115,936

Integrated Oil & Gas (29.06%)
Chevron Corp.	207,500	21,752,225
Exxon Mobil Corp.	606,300	56,834,562
Royal Dutch Shell PLC, Sponsored ADR, Class A	228,200	12,601,204
Suncor Energy, Inc.	532,300	14,760,679

		105,948,670

Multi-Utilities (1.34%)
DTE Energy Co.	20,700	2,051,784
Sempra Energy	24,900	2,839,098

		4,890,882

Oil & Gas Equipment & Services (14.31%)
Dril-Quip, Inc.(a)	153,400	8,963,162
Matrix Service Co.(a)	241,000	3,974,090
National Oilwell Varco, Inc.	161,600	5,437,840
Oceaneering International, Inc.	271,300	8,101,018
Schlumberger, Ltd.	243,550	19,259,934
Tenaris S.A., ADR(b)	222,600	6,419,784

		52,155,828

Oil & Gas Exploration & Production (24.64%)
Anadarko Petroleum Corp.	94,550	5,034,787
Antero Resources Corp.(a)(b)	70,300	1,826,394
Cabot Oil & Gas Corp.	324,800	8,360,352
Chesapeake Energy Corp.(a)(b)	1,013,850	4,339,278
Cimarex Energy Co.	52,500	6,264,300
Continental Resources, Inc.(a)(b)	339,250	15,357,847
Denbury Resources, Inc.(b)	795,450	2,855,666
Diamondback Energy, Inc.(a)	44,550	4,063,406
EOG Resources, Inc.	120,100	10,018,742
EQT Corp.	99,400	7,696,542
Southwestern Energy Co.(a)	622,600	7,832,308
Synergy Resources Corp.(a)	1,553,550	10,346,643
W&T Offshore, Inc.(a)(b)	823,400	1,910,288
Whiting Petroleum Corp.(a)(b)	423,434	3,920,999

		89,827,552

Oil & Gas Refining & Marketing (11.16%)
HollyFrontier Corp.	229,600	5,457,592
Marathon Petroleum Corp.	196,950	7,476,222
PBF Energy, Inc., Class A	204,500	4,863,010
Phillips 66	164,050	13,015,727
Valero Energy Corp.	129,150	6,586,650
Western Refining, Inc.(b)	160,000	3,300,800

		40,700,001

Oil & Gas Storage & Transportation (13.89%)
Energy Transfer Partners L.P.	99,100	3,772,737
Golar LNG, Ltd.(b)	150,000	2,325,000
Magellan Midstream Partners L.P.	141,500	10,754,000
Plains All American Pipeline L.P.	399,700	10,987,753
Ship Finance International, Ltd.(b)	358,700	5,287,238
Spectra Energy Corp.	111,300	4,076,919

	Shares or Principal Amount	Value
Oil & Gas Storage & Transportation (continued)
Teekay LNG Partners L.P.	446,700	$5,025,375
Williams Cos., Inc.	389,300	8,420,559

		50,649,581

Semiconductors (0.87%)
Canadian Solar, Inc.(a)(b)	209,250	3,163,860

Total Common Stocks (Cost $350,427,660)		349,452,310

Underlying Security/Expiration Date/ Exercise Price	Contracts	Value
Put Options Purchased (0.19%)
SPDR S&P Oil & Gas Exploration & Production ETF 09/16/16, 35	2,668	680,340

Total Put Options Purchased (Cost $878,232)		680,340

	Shares or Principal Amount	Value
Collateral for Securities on Loan (11.53%)
State Street Navigator Prime Portfolio, 0.51%	42,040,296	42,040,296

Total Collateral for Securities on Loan (Cost $42,040,296)		42,040,296

Short-Term Investments (3.85%)
Time Deposits (3.85%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	14,049,087	14,049,087

Total Short-Term Investments (Cost $14,049,087)		14,049,087

Total Investments (111.42%) (Cost $407,395,275)		$406,222,033
Liabilities Less Other Assets (-11.42%)		(41,639,273)

Net Assets (100.00%)		$364,582,760

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2016.

ADR—American Depositary Receipt

Sector Composition (June 30, 2016) (Unaudited)
Energy	93.06%
Utilities	1.92%
Information Technology	0.87%

95.85%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Integrated Oil & Gas	29.06%
Oil & Gas Exploration & Production	24.64%
Oil & Gas Equipment & Services	14.31%
Oil & Gas Storage & Transportation	13.89%
Oil & Gas Refining & Marketing	11.16%
Multi-Utilities	1.34%
Other Industries (each less than 1%)	1.45%

95.85%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.50%)
Asset Management & Custody Banks (5.71%)
Affiliated Managers Group, Inc.(a)	4,500	$633,465
GAMCO Investors, Inc., Class A	13,100	429,287
Janus Capital Group, Inc.	78,600	1,094,112
WisdomTree Investments, Inc.(b)	38,700	378,873

		2,535,737

Consumer Finance (8.30%)
Ally Financial, Inc.(a)	57,100	974,697
American Express Co.	14,900	905,324
Capital One Financial Corp.	11,100	704,961
Discover Financial Services	20,600	1,103,954

		3,688,936

Data Processing & Outsourced Services (3.20%)
Euronet Worldwide, Inc.(a)	10,100	698,819
MasterCard, Inc., Class A	8,200	722,092

		1,420,911

Diversified Banks (24.17%)
Bank of America Corp.	169,100	2,243,957
Citigroup, Inc.	43,700	1,852,443
JPMorgan Chase & Co.	43,300	2,690,662
U.S. Bancorp	38,800	1,564,804
Wells Fargo & Co.	50,400	2,385,432

		10,737,298

Hotel & Resort REIT’s (1.60%)
Hospitality Properties Trust, REIT	24,700	711,360

Insurance Brokers (5.60%)
Aon PLC	11,400	1,245,222
Arthur J Gallagher & Co.	26,100	1,242,360

		2,487,582

Investment Banking & Brokerage (2.74%)
E*TRADE Financial Corp.(a)	36,700	862,083
Morgan Stanley	13,700	355,926

		1,218,009

Life & Health Insurance (7.91%)
CNO Financial Group, Inc.	67,700	1,182,042
Lincoln National Corp.	13,800	535,026
Sun Life Financial, Inc.	34,000	1,116,220
Unum Group	21,400	680,306

		3,513,594

Mortgage REIT’s (4.90%)
Annaly Capital Management, Inc., REIT	121,200	1,341,684
MFA Financial, Inc., REIT	114,900	835,323

		2,177,007

Multi-line Insurance (5.61%)
American International Group, Inc.	25,800	1,364,562
Horace Mann Educators Corp.	33,424	1,129,397

		2,493,959

Multi-Sector Holdings (4.79%)
Berkshire Hathaway, Inc., Class B(a)	14,700	2,128,413

	Shares or Principal Amount	Value
Other Diversified Financial Services (1.09%)
Voya Financial, Inc.	19,600	$485,296

Property & Casualty Insurance (5.23%)
AmTrust Financial Services, Inc.	27,500	673,750
XL Group PLC	49,500	1,648,845

		2,322,595

Real Estate Services (4.36%)
CBRE Group, Inc., Class A(a)	38,300	1,014,184
Jones Lang LaSalle, Inc.	9,500	925,775

		1,939,959

Regional Banks (9.88%)
BancorpSouth, Inc.	20,500	465,145
Fifth Third Bancorp	70,600	1,241,854
First Commonwealth Financial Corp.	150,300	1,382,760
Signature Bank(a)	7,500	936,900
SVB Financial Group(a)	3,800	361,608

		4,388,267

Specialized Finance (1.34%)
MarketAxess Holdings, Inc.	4,100	596,140

Thrifts & Mortgage Finance (1.07%)
Dime Community Bancshares, Inc.	27,943	475,310

Total Common Stocks (Cost $47,585,692)		43,320,373

Collateral for Securities on Loan (0.85%)
State Street Navigator Prime Portfolio, 0.51%	377,325	377,325

Total Collateral for Securities on Loan (Cost $377,325)		377,325

Short-Term Investments (2.54%)
Time Deposits (2.54%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	1,129,037	1,129,037

Total Short-Term Investments (Cost $1,129,037)		1,129,037

Total Investments (100.89%) (Cost $49,092,054)		$44,826,735
Liabilities Less Other Assets (-0.89%)		(397,583)

Net Assets (100.00%)		$44,429,152

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2016.

REIT—Real Estate Investment Trust

Sector Composition (June 30, 2016) (Unaudited)
Financial	94.30%
Information Technology	3.20%

97.50%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Diversified Banks	24.17%
Regional Banks	9.88%
Consumer Finance	8.30%
Life & Health Insurance	7.91%
Asset Management & Custody Banks	5.71%
Multi-line Insurance	5.61%
Insurance Brokers	5.60%
Property & Casualty Insurance	5.23%
Mortgage REIT’s	4.90%
Multi-Sector Holdings	4.79%
Real Estate Services	4.36%
Data Processing & Outsourced Services	3.20%
Investment Banking & Brokerage	2.74%
Hotel & Resort REIT’s	1.60%
Specialized Finance	1.34%
Other Diversified Financial Services	1.09%
Thrifts & Mortgage Finance	1.07%

97.50%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.01%)
Biotechnology (33.66%)
AbbVie, Inc.	96,000	$5,943,360
Alexion Pharmaceuticals, Inc.(a)	16,500	1,926,540
Amgen, Inc.	35,400	5,386,110
Celgene Corp.(a)	55,300	5,454,239
Eagle Pharmaceuticals, Inc.(a)(b)	41,000	1,590,390
Regeneron Pharmaceuticals, Inc.(a)	8,600	3,003,378
Shire PLC, ADR	11,200	2,061,696
Vertex Pharmaceuticals, Inc.(a)	7,100	610,742

		25,976,455

Health Care Distributors (12.81%)
AmerisourceBergen Corp.	43,000	3,410,760
Cardinal Health, Inc.	46,900	3,658,669
McKesson Corp.	15,100	2,818,415

		9,887,844

Health Care Equipment (4.99%)
Abbott Laboratories	80,000	3,144,800
LeMaitre Vascular, Inc.	21,095	301,026
LivaNova PLC(a)	8,000	401,840

		3,847,666

Health Care Facilities (4.25%)
Acadia Healthcare Co., Inc.(a)	6,700	371,180
HCA Holdings, Inc.(a)	37,800	2,910,978

		3,282,158

Health Care Services (8.89%)
Adeptus Health, Inc., Class A(a)(b)	6,600	340,956
BioTelemetry, Inc.(a)	205,535	3,350,220
Express Scripts Holding Co.(a)	15,200	1,152,160
Laboratory Corp. of America Holdings(a)	8,900	1,159,403
MEDNAX, Inc.(a)	11,800	854,674

		6,857,413

Health Care Technology (1.19%)
Cerner Corp.(a)	15,600	914,160

Life Sciences Tools & Services (2.58%)
Charles River Laboratories International, Inc.(a)	9,300	766,692
ICON PLC(a)	6,000	420,060
NeoGenomics, Inc.(a)	100,000	804,000

		1,990,752

Managed Health Care (13.15%)
Anthem, Inc.	20,500	2,692,470
Centene Corp.(a)	7,700	549,549
CIGNA Corp.	13,300	1,702,267
Molina Healthcare, Inc.(a)	7,500	374,250
UnitedHealth Group, Inc.	34,200	4,829,040

		10,147,576

Pharmaceuticals (17.49%)
Allergan PLC(a)	13,000	3,004,170
Eli Lilly & Co.	32,000	2,520,000
Endo International PLC(a)	14,000	218,260
Jazz Pharmaceuticals PLC(a)	16,700	2,359,877
Merck & Co., Inc.	28,000	1,613,080

	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Mylan N.V.(a)	35,000	$1,513,400
Perrigo Co. PLC	8,400	761,628
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	30,000	1,506,900

		13,497,315

Total Common Stocks (Cost $78,344,959)		76,401,339

Collateral for Securities on Loan (2.56%)
State Street Navigator Prime Portfolio, 0.51%	1,976,250	1,976,250

Total Collateral for Securities on Loan (Cost $1,976,250)		1,976,250

Total Investments (101.57%) (Cost $80,321,209)		$78,377,589
Liabilities Less Other Assets (-1.57%)		(1,211,134)

Net Assets (100.00%)		$77,166,455

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2016.

ADR—American Depositary Receipt

Sector Composition (June 30, 2016) (Unaudited)
Health Care	99.01%

99.01%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Biotechnology	33.66%
Pharmaceuticals	17.49%
Managed Health Care	13.15%
Health Care Distributors	12.81%
Health Care Services	8.89%
Health Care Equipment	4.99%
Health Care Facilities	4.25%
Life Sciences Tools & Services	2.58%
Health Care Technology	1.19%

99.01%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.56%)
Aerospace & Defense (34.13%)
B/E Aerospace, Inc.	13,500	$623,362
Boeing Co.	5,000	649,350
Curtiss-Wright Corp.	2,000	168,500
General Dynamics Corp.	7,400	1,030,376
Honeywell International, Inc.	9,300	1,081,776
Orbital ATK, Inc.	14,390	1,225,165
Raytheon Co.	1,100	149,545
United Technologies Corp.	4,900	502,495

		5,430,569

Air Freight & Logistics (0.76%)
FedEx Corp.	800	121,424

Airlines (5.79%)
Alaska Air Group, Inc.	6,600	384,714
Delta Air Lines, Inc.	12,000	437,160
JetBlue Airways Corp.(a)	6,000	99,360

		921,234

Building Products (12.72%)
Apogee Enterprises, Inc.	10,000	463,500
Armstrong World Industries, Inc.(a)	2,000	78,300
Fortune Brands Home & Security, Inc.	1,500	86,955
Masco Corp.	12,000	371,280
PGT, Inc.(a)	85,000	875,500
Quanex Building Products Corp.	8,000	148,720

		2,024,255

Construction & Engineering (8.57%)
Comfort Systems U.S.A., Inc.	10,000	325,700
Dycom Industries, Inc.(a)	9,500	852,720
Tutor Perini Corp.(a)	7,900	186,045

		1,364,465

Construction & Farm Machinery & Heavy Trucks (4.44%)
Allison Transmission Holdings, Inc.	25,000	705,750

Industrial Conglomerates (4.57%)
Danaher Corp.	7,200	727,200

Industrial Machinery (7.38%)
Crane Co.	5,700	323,304
Middleby Corp.(a)	3,000	345,750
Snap-on, Inc.	3,200	505,024

		1,174,078

Railroads (3.67%)
Union Pacific Corp.	6,700	584,575

Research & Consulting Services (2.97%)
Hill International, Inc.(a)	116,293	473,313

Trading Companies & Distributors (5.01%)
Herc Holdings, Inc.(a)	72,000	797,040

Trucking (4.55%)
JB Hunt Transport Services, Inc.	3,600	291,348

	Shares or Principal Amount	Value
Trucking (continued)
Landstar System, Inc.	2,300	$157,918
Ryder System, Inc.	4,500	275,130

		724,396

Total Common Stocks (Cost $12,978,823)		15,048,299

Short-Term Investments (5.61%)
Time Deposits (5.61%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	892,137	892,137

Total Short-Term Investments (Cost $892,137)		892,137

Total Investments (100.17%) (Cost $13,870,960)		$15,940,436
Liabilities Less Other Assets (-0.17%)		(26,861)

Net Assets (100.00%)		$15,913,575

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (June 30, 2016) (Unaudited)
Industrials	94.56%

94.56%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Aerospace & Defense	34.13%
Building Products	12.72%
Construction & Engineering	8.57%
Industrial Machinery	7.38%
Airlines	5.79%
Trading Companies & Distributors	5.01%
Industrial Conglomerates	4.57%
Trucking	4.55%
Construction & Farm Machinery & Heavy Trucks	4.44%
Railroads	3.67%
Research & Consulting Services	2.97%
Other Industries (each less than 1%)	0.76%

94.56%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.28%)
Application Software (5.57%)
CDK Global, Inc.	24,000	$1,331,760
Mentor Graphics Corp.	51,100	1,086,386

		2,418,146

Communications Equipment (2.12%)
Cisco Systems, Inc.	32,100	920,949

Data Processing & Outsourced Services (13.27%)
DST Systems, Inc.	4,400	512,292
Euronet Worldwide, Inc.(a)	7,400	512,006
MasterCard, Inc., Class A	14,700	1,294,482
MAXIMUS, Inc.	22,500	1,245,825
Visa, Inc., Class A	20,480	1,519,002
Xerox Corp.	71,200	675,688

		5,759,295

Electronic Equipment & Instruments (2.12%)
Keysight Technologies, Inc.(a)	16,600	482,894
OSI Systems, Inc.(a)	7,500	435,975

		918,869

Electronic Manufacturing Services (6.04%)
IPG Photonics Corp.(a)	8,835	706,800
Methode Electronics, Inc.	32,000	1,095,360
TE Connectivity, Ltd.	14,400	822,384

		2,624,544

Home Entertainment Software (4.17%)
Electronic Arts, Inc.(a)	23,900	1,810,664

Internet Software & Services (20.16%)
Alphabet, Inc., Class A(a)	3,200	2,251,296
Alphabet, Inc., Class C(a)	3,439	2,380,132
eBay, Inc.(a)	28,500	667,185
Facebook, Inc., Class A(a)	23,700	2,708,436
j2 Global, Inc.	11,800	745,406

		8,752,455

IT Consulting & Other Services (1.74%)
Cognizant Technology Solutions Corp., Class A(a)	13,200	755,568

Semiconductor Equipment (7.94%)
Advanced Energy Industries, Inc.(a)	40,597	1,541,062
Applied Materials, Inc.	16,900	405,093
Cabot Microelectronics Corp.	11,100	469,974
Teradyne, Inc.	52,400	1,031,756

		3,447,885

Semiconductors (12.84%)
Broadcom, Ltd.	5,300	823,620
Canadian Solar, Inc.(a)	25,700	388,584
Intel Corp.	40,100	1,315,280
Microsemi Corp.(a)	16,600	542,488
Monolithic Power Systems, Inc.	8,400	573,888
QUALCOMM, Inc.	11,600	621,412
Skyworks Solutions, Inc.	14,500	917,560
Synaptics, Inc.(a)	7,300	392,375

		5,575,207

Systems Software (6.34%)
Microsoft Corp.	29,500	1,509,515

	Shares or Principal Amount	Value
Systems Software (continued)
Oracle Corp.	30,400	$1,244,272

		2,753,787

Technology Hardware, Storage & Peripherals (16.97%)
Apple, Inc.	63,600	6,080,160
Electronics For Imaging, Inc.(a)	13,200	568,128
Super Micro Computer, Inc.(a)	28,900	718,165

		7,366,453

Total Common Stocks (Cost $37,315,865)		43,103,822

Short-Term Investments (1.33%)
Time Deposits (1.33%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	575,909	575,909

Total Short-Term Investments (Cost $575,909)		575,909

Total Investments (100.61%) (Cost $37,891,774)		$43,679,731
Liabilities Less Other Assets (-0.61%)		(265,191)

Net Assets (100.00%)		$43,414,540

The accompanying notes are an integral part of the schedule of investments.

(a) Non-income producing security.

Sector Composition (June 30, 2016) (Unaudited)
Information Technology	99.28%

99.28%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Internet Software & Services	20.16%
Technology Hardware, Storage & Peripherals	16.97%
Data Processing & Outsourced Services	13.27%
Semiconductors	12.84%
Semiconductor Equipment	7.94%
Systems Software	6.34%
Electronic Manufacturing Services	6.04%
Application Software	5.57%
Home Entertainment Software	4.17%
Electronic Equipment & Instruments	2.12%
Communications Equipment	2.12%
IT Consulting & Other Services	1.74%

99.28%

Percentages are based upon common stocks as a percentage of net assets.

ICON Natural Resources Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (77.60%)
Building Products (6.13%)
Apogee Enterprises, Inc.	16,000	$741,600
Fortune Brands Home & Security, Inc.	9,500	550,715
Masco Corp.	23,000	711,620
PGT, Inc.(a)	211,300	2,176,390
Rockwool International A/S, Class B	1,500	271,424

		4,451,749

Commodity Chemicals (0.84%)
Cabot Corp.	7,000	319,620
Methanex Corp.(b)	9,939	289,225

		608,845

Construction & Engineering (2.11%)
Comfort Systems U.S.A., Inc.	46,940	1,528,836

Construction Materials (13.79%)
Buzzi Unicem S.p.A.(b)	110,000	1,927,643
Eagle Materials, Inc.	48,000	3,703,200
Headwaters, Inc.(a)	105,000	1,883,700
Martin Marietta Materials, Inc.	13,000	2,496,000

		10,010,543

Diversified Chemicals (13.05%)
Dow Chemical Co.	68,745	3,417,314
Eastman Chemical Co.	15,000	1,018,500
Huntsman Corp.	250,000	3,362,500
Olin Corp.(b)	67,339	1,672,701

		9,471,015

Diversified Metals & Mining (0.54%)
Freeport-McMoRan, Inc.(b)	35,000	389,900

Electric Utilities (0.59%)
OGE Energy Corp.	13,000	425,750

Fertilizers & Agricultural Chemicals (1.58%)
Agrium, Inc.(b)	5,500	497,310
Monsanto Co.	6,300	651,483

		1,148,793

Integrated Oil & Gas (6.01%)
BP PLC	415,000	2,429,212
Royal Dutch Shell PLC, Sponsored ADR, Class A	35,000	1,932,700

		4,361,912

Oil & Gas Equipment & Services (0.76%)
Schlumberger, Ltd.	7,000	553,560

Oil & Gas Exploration & Production (2.52%)
Synergy Resources Corp.(a)	275,000	1,831,500

Oil & Gas Refining & Marketing (4.61%)
PBF Energy, Inc., Class A	71,214	1,693,469
Phillips 66	8,000	634,720
Valero Energy Corp.	20,000	1,020,000

		3,348,189

Oil & Gas Storage & Transportation (1.91%)
Enbridge, Inc.	24,000	1,016,696

	Shares or Principal Amount	Value
Oil & Gas Storage & Transportation (continued)
Spectra Energy Corp.	10,000	$366,300

		1,382,996

Paper Packaging (5.84%)
Avery Dennison Corp.	2,200	164,450
Graphic Packaging Holding Co.	290,000	3,636,600
Smurfit Kappa Group PLC	20,000	440,368

		4,241,418

Paper Products (5.55%)
International Paper Co.	95,000	4,026,100

Research & Consulting Services (2.70%)
Hill International, Inc.(a)	482,140	1,962,310

Specialty Chemicals (8.52%)
Ashland, Inc.	13,000	1,492,010
Celanese Corp., Class A	17,000	1,112,650
PolyOne Corp.	60,000	2,114,400
Sherwin-Williams Co.	5,000	1,468,350

		6,187,410

Steel (0.55%)
Nucor Corp.	8,000	395,280

Total Common Stocks (Cost $57,311,128)		56,326,106

Exchange Traded Funds (9.83%)
iShares North American Natural Resources ETF(b)	112,000	3,720,640
Energy Select Sector SPDR Fund(b)	50,000	3,412,000

Total Exchange Traded Funds (Cost $6,681,608)		7,132,640

Underlying Security/Expiration Date/Exercise Price	Contracts	Value
Call Options Purchased (0.00%)(c)
iShares MSCI Emerging Markets ETF 07/15/16, 38	2,000	1,000

Total Call Options Purchased (Cost $42,087)		1,000

	Shares or Principal Amount	Value
Collateral for Securities on Loan (10.00%)
State Street Navigator Prime Portfolio, 0.51%	7,261,586	7,261,586

Total Collateral for Securities on Loan (Cost $7,261,586)		7,261,586

	Shares or Principal Amount	Value
Short-Term Investments (12.64%)
Time Deposits (12.64%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	9,174,154	$9,174,154

Total Short-Term Investments (Cost $9,174,154)		9,174,154

Total Investments (110.07%) (Cost $80,470,563)		$79,895,486
Liabilities Less Other Assets (-10.07%)		(7,311,944)

Net Assets (100.00%)		$72,583,542

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2016.
(c)	Less than 0.005% of net assets.

ADR—American Depositary Receipt

Sector Composition (June 30, 2016) (Unaudited)
Materials	50.26%
Energy	15.81%
Industrials	10.94%
Utilities	0.59%

77.60%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Construction Materials	13.79%
Diversified Chemicals	13.05%
Specialty Chemicals	8.52%
Building Products	6.13%
Integrated Oil & Gas	6.01%
Paper Packaging	5.84%
Paper Products	5.55%
Oil & Gas Refining & Marketing	4.61%
Research & Consulting Services	2.70%
Oil & Gas Exploration & Production	2.52%
Construction & Engineering	2.11%
Oil & Gas Storage & Transportation	1.91%
Fertilizers & Agricultural Chemicals	1.58%
Other Industries (each less than 1%)	3.28%

77.60%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.05%)
Electric Utilities (30.27%)
American Electric Power Co., Inc.	45,800	$3,210,122
Duke Energy Corp.	13,000	1,115,270
Edison International	40,500	3,145,635
Eversource Energy	53,300	3,192,670
NextEra Energy, Inc.	13,900	1,812,560
OGE Energy Corp.	98,000	3,209,500
Pinnacle West Capital Corp.	39,200	3,177,552
Xcel Energy, Inc.	23,700	1,061,286

		19,924,595

Gas Utilities (8.79%)
National Fuel Gas Co.	53,700	3,054,456
South Jersey Industries, Inc.	46,500	1,470,330
Southwest Gas Corp.	7,200	566,712
Spire, Inc.	9,800	694,232

		5,785,730

Integrated Telecommunication Services (8.61%)
AT&T, Inc.	62,600	2,704,946
BCE, Inc.	38,900	1,840,359
Verizon Communications, Inc.	20,100	1,122,384

		5,667,689

Multi-Utilities (38.74%)
Ameren Corp.	64,400	3,450,552
Avista Corp.	23,800	1,066,240
Black Hills Corp.	24,100	1,519,264
CenterPoint Energy, Inc.	99,800	2,395,200
CMS Energy Corp.	67,076	3,076,105
Dominion Resources, Inc.	42,800	3,335,404
DTE Energy Co.	36,400	3,607,968
NorthWestern Corp.	19,100	1,204,637
Public Service Enterprise Group, Inc.	33,800	1,575,418
SCANA Corp.	15,700	1,187,862
Sempra Energy	27,000	3,078,540

		25,497,190

Oil & Gas Storage & Transportation (5.04%)
Magellan Midstream Partners L.P.	12,500	950,000
Ship Finance International, Ltd.(a)	97,300	1,434,202
Williams Cos., Inc.	43,100	932,253

		3,316,455

Semiconductors (3.01%)
Canadian Solar, Inc.(a)(b)	47,400	716,688
Monolithic Power Systems, Inc.	18,500	1,263,920

		1,980,608

Water Utilities (1.59%)
Aqua America, Inc.	29,400	1,048,404

Total Common Stocks (Cost $56,090,290)		63,220,671

	Shares or Principal Amount	Value
Collateral for Securities on Loan (2.87%)
State Street Navigator Prime Portfolio, 0.51%	1,887,385	$1,887,385

Total Collateral for Securities on Loan (Cost $1,887,385)		1,887,385

Short-Term Investments (5.35%)
Time Deposits (5.35%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	3,524,843	3,524,843

Total Short-Term Investments (Cost $3,524,843)		3,524,843

Total Investments (104.27%) (Cost $61,502,518)		$68,632,899
Liabilities Less Other Assets (-4.27%)		(2,811,567)

Net Assets (100.00%)		$65,821,332

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2016.
(b)	Non-income producing security.

Sector Composition (June 30, 2016) (Unaudited)
Utilities	79.39%
Telecommunication Services	8.61%
Energy	5.04%
Information Technology	3.01%

96.05%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Multi-Utilities	38.74%
Electric Utilities	30.27%
Gas Utilities	8.79%
Integrated Telecommunication Services	8.61%
Oil & Gas Storage & Transportation	5.04%
Semiconductors	3.01%
Water Utilities	1.59%

96.05%

Percentages are based upon common stocks as a percentage of net assets.

ICON Emerging Markets Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (85.67%)
Advertising (0.33%)
Nasmedia Co., Ltd.	3,500	$148,101

Aerospace & Defense (3.28%)
AviChina Industry & Technology Co., Ltd., Class H	460,000	321,384
Korea Aerospace Industries, Ltd.	12,700	814,229
LIG Nex1 Co., Ltd.	3,700	314,415

		1,450,028

Airlines (0.31%)
Turk Hava Yollari AO(a)	68,000	135,459

Airport Services (0.38%)
TAV Havalimanlari Holding AS	39,000	167,489

Apparel Retail (0.29%)
Mr. Price Group, Ltd.	9,100	127,858

Apparel, Accessories & Luxury Goods (1.40%)
Shenzhou International Group Holdings, Ltd.	67,000	323,989
Youngone Corp.	8,200	296,555

		620,544

Application Software (0.46%)
Oracle Financial Services Software, Ltd.	4,000	205,304

Automobile Manufacturers (1.85%)
Dongfeng Motor Group Co., Ltd., Class H	296,000	312,000
Hyundai Motor Co.	4,300	508,653

		820,653

Automotive Retail (0.61%)
Super Group, Ltd.(a)	100,000	268,169

Biotechnology (0.47%)
3SBio, Inc.(a)	200,000	206,376

Building Products (1.81%)
China Lesso Group Holdings, Ltd.	852,000	453,332
Dynasty Ceramic PCL	1,000,000	119,641
Sintex Industries, Ltd.	188,027	226,625

		799,598

Cable & Satellite (2.31%)
Naspers, Ltd., Class N	6,700	1,023,057

Casinos & Gaming (0.95%)
Kangwon Land, Inc.	11,600	420,906

Catalog Retail (0.61%)
GS Home Shopping, Inc.	1,800	268,573

Commodity Chemicals (1.95%)
LG Chem, Ltd.	1,200	274,042
Lotte Chemical Corp.	1,270	316,087

	Shares or Principal Amount	Value
Commodity Chemicals (continued)
PTT Global Chemical PCL(a)	160,000	$271,565

		861,694

Construction & Engineering (1.56%)
China Communications Construction Co., Ltd., Class H	280,000	303,545
China State Construction International Holdings, Ltd.	240,000	318,449
Hyundai Development Co-Engineering & Construction	2,000	69,385

		691,379

Construction Materials (0.94%)
Cimsa Cimento Sanayi VE Ticaret AS	41,000	215,885
Tipco Asphalt PCL	260,000	202,230

		418,115

Consumer Finance (0.26%)
Credito Real SAB de CV SOFOM ER	60,000	114,864

Diversified Banks (5.26%)
Bank of China, Ltd., Class H	2,110,000	848,026
Barclays Africa Group, Ltd.	13,000	127,506
Corpbanca S.A.	15,000,000	127,343
Industrial & Commercial Bank of China, Ltd., Class H	980,000	546,516
Kasikornbank PCL	40,000	194,238
KB Financial Group, Inc.	17,000	483,411

		2,327,040

Diversified Capital Markets (1.05%)
China Everbright, Ltd.	240,000	465,677

Diversified Real Estate Activities (0.34%)
K Wah International Holdings, Ltd.	300,000	149,347

Diversified Support Services (1.39%)
KEPCO Plant Service & Engineering Co., Ltd.	10,900	616,256

Electric Utilities (0.48%)
Power Grid Corp. of India, Ltd.	88,000	213,066

Electronic Components (0.67%)
Tongda Group Holdings, Ltd.	1,500,000	294,698

Electronic Equipment & Instruments (2.07%)
Flytech Technology Co., Ltd.	57,000	181,226
SFA Engineering Corp.	17,000	737,376

		918,602

Electronic Manufacturing Services (2.00%)
Inari Amertron Bhd	330,000	243,601
Ju Teng International Holdings, Ltd.	1,600,000	641,079

		884,680

Environmental & Facilities Services (1.49%)
China Everbright International, Ltd.	590,000	659,708

	Shares or Principal Amount	Value
Food Distributors (0.84%)
Hyundai Greenfood Co., Ltd.	23,000	$373,105

Gas Utilities (0.48%)
Korea Gas Corp.	6,100	212,081

Gold (2.01%)
AngloGold Ashanti, Ltd.(a)	14,900	269,072
Gold Fields, Ltd.	42,000	203,897
Koza Altin Isletmeleri AS(a)	33,000	146,321
Sibanye Gold, Ltd.	79,000	268,983

		888,273

Health Care Equipment (1.02%)
i-SENS, Inc.	7,000	223,033
Value Added Technologies Co., Ltd.	7,000	227,894

		450,927

Health Care Facilities (1.90%)
Life Healthcare Group Holdings, Ltd.	159,000	391,193
Netcare, Ltd.	212,000	450,200

		841,393

Health Care Supplies (1.65%)
Kossan Rubber Industries	430,000	730,621

Home Entertainment Software (1.16%)
NCSoft Corp.	2,500	514,784

Home Furnishings (0.94%)
Hanssem Co., Ltd.	3,000	417,827

Household Appliances (1.27%)
Coway Co., Ltd.	4,400	400,631
Cuckoo Electronics Co., Ltd.	1,280	162,717

		563,348

Industrial Conglomerates (1.41%)
Beijing Enterprises Holdings, Ltd.	42,000	238,106
LG Corp.	3,800	211,325
SK Holdings Co., Ltd.	990	174,981

		624,412

Internet Software & Services (4.28%)
NAVER Corp.	1,290	799,176
Tencent Holdings, Ltd.	47,845	1,097,548

		1,896,724

IT Consulting & Other Services (1.41%)
Infosys, Ltd.	36,000	624,758

Life & Health Insurance (0.93%)
Ping An Insurance Group Co. of China, Ltd., Class H	49,000	217,103
Samsung Life Insurance Co., Ltd.	2,200	192,523

		409,626

Life Sciences Tools & Services (0.54%)
Syngene International, Ltd.	40,000	239,154

Movies & Entertainment (0.50%)
Loen Entertainment, Inc.(a)	3,500	223,436

Oil & Gas Refining & Marketing (0.72%)
Chennai Petroleum Corp., Ltd.	53,000	154,968

	Shares or Principal Amount	Value
Oil & Gas Refining & Marketing (continued)
NewOcean Energy Holdings, Ltd.	500,000	$164,203

		319,171

Other Diversified Financial Services (0.45%)
Fubon Financial Holding Co., Ltd.	170,000	200,435

Packaged Foods & Meats (1.31%)
Maeil Dairy Industry Co., Ltd.	8,300	315,837
Orion Corp.	320	262,664

		578,501

Paper Products (0.96%)
Fibria Celulose S.A.	25,000	168,104
Lee & Man Paper Manufacturing, Ltd.	160,000	119,532
Mondi, Ltd.	7,600	138,914

		426,550

Personal Products (1.32%)
Amorepacific Corp.	812	306,115
Korea Kolmar Co., Ltd.	3,200	279,801

		585,916

Pharmaceuticals (4.58%)
Caregen Co., Ltd.	3,400	349,211
China Medical System Holdings, Ltd.	160,000	245,220
Dr. Reddy’s Laboratories, Ltd.	3,800	191,662
Granules India, Ltd.	100,000	205,601
Richter Gedeon Nyrt	9,000	179,011
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	90,000	220,582
Sihuan Pharmaceutical Holdings Group, Ltd.	1,000,000	191,014
Sun Pharmaceutical Industries, Ltd.	26,000	294,798
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,000	150,690

		2,027,789

Property & Casualty Insurance (1.14%)
Hyundai Marine & Fire Insurance Co., Ltd.	8,000	203,996
Samsung Fire & Marine Insurance Co., Ltd.	1,300	298,584

		502,580

Real Estate Development (2.65%)
AP Thailand PCL	650,000	136,302
China Overseas Land & Investment, Ltd.	68,000	216,774
China Resources Land, Ltd.	106,000	249,784
KWG Property Holding, Ltd.	320,000	185,200
Yanlord Land Group, Ltd.	237,000	200,118
Yuexiu Property Co., Ltd.	1,500,000	183,679

		1,171,857

Regional Banks (1.46%)
BNK Financial Group, Inc.	51,000	359,414
DGB Financial Group, Inc.	38,000	287,748

		647,162

Reinsurance (0.50%)
Korean Reinsurance Co.	20,784	221,116

	Shares or Principal Amount	Value
Renewable Electricity (1.79%)
Huaneng Renewables Corp., Ltd., Class H	2,370,000	$793,225

Semiconductor Equipment (1.00%)
Innox Corp.(a)	20,000	210,684
Jusung Engineering Co., Ltd.(a)	32,000	234,155

		444,839

Semiconductors (0.99%)
SK Hynix, Inc.	7,000	199,199
Taiwan Semiconductor Manufacturing Co., Ltd.	47,000	236,866

		436,065

Specialty Stores (0.23%)
FF Group	5,500	102,941

Systems Software (0.97%)
Asseco Poland S.A.	32,500	431,040

Technology Hardware, Storage & Peripherals (2.91%)
Catcher Technology Co., Ltd.	20,000	149,123
Samsung Electronics Co., Ltd.	916	1,140,742

		1,289,865

Textiles (0.88%)
Eclat Textile Co., Ltd.	40,000	387,913

Thrifts & Mortgage Finance (1.53%)
Indiabulls Housing Finance, Ltd.	35,000	349,369
LIC Housing Finance, Ltd.	44,800	329,701

		679,070

Water Utilities (1.69%)
Beijing Enterprises Water Group, Ltd.	752,000	455,404
CT Environmental Group, Ltd.	1,000,000	290,937

		746,341

Wireless Telecommunication Services (3.73%)
China Mobile, Ltd.	95,500	1,103,428
Intouch Holdings PCL, Class F	50,000	77,393
SK Telecom Co., Ltd.	2,500	469,667

		1,650,488

Total Common Stocks (Cost $38,046,998)		37,930,574

Short-Term Investments (18.57%)
Money Market Funds (6.77%)
State Street Global Advisors Treasury Fund (0.11% 7 Day Yield)	3,000,000	3,000,000

Time Deposits (11.80%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	5,223,521	5,223,521

Total Short-Term Investments (Cost $8,223,521)		8,223,521

Value
Total Investments (104.24%) (Cost $46,270,519)	$46,154,095
Liabilities Less Other Assets (-4.24%)	(1,878,198)

Net Assets (100.00%)	$44,275,897

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR—American Depositary Receipt

Country Composition (June 30, 2016)(Unaudited)
South Korea	32.82%
Hong Kong	13.94%
China	12.76%
South Africa	7.39%
India	6.85%
Taiwan	2.62%
Thailand	2.26%
Malaysia	1.65%
Turkey	1.51%
Poland	0.97%
Myanmar	0.55%
Singapore	0.45%
Hungary	0.40%
Brazil	0.38%
Israel	0.34%
Chile	0.29%
Mexico	0.26%
Greece	0.23%

85.67%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (June 30, 2016) (Unaudited)
Information Technology	17.92%
Financial	15.57%
Consumer Discretionary	12.17%
Industrials	11.63%
Health Care	10.16%
Materials	5.86%
Utilities	4.44%
Telecommunication Services	3.73%
Consumer Staples	3.47%
Energy	0.72%

85.67%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Diversified Banks	5.26%
Pharmaceuticals	4.58%
Internet Software & Services	4.28%
Wireless Telecommunication Services	3.73%
Aerospace & Defense	3.28%

Technology Hardware, Storage & Peripherals	2.91%
Real Estate Development	2.65%
Cable & Satellite	2.31%
Electronic Equipment & Instruments	2.07%
Gold	2.01%
Electronic Manufacturing Services	2.00%
Commodity Chemicals	1.95%
Health Care Facilities	1.90%
Automobile Manufacturers	1.85%
Building Products	1.81%
Renewable Electricity	1.79%
Water Utilities	1.69%
Health Care Supplies	1.65%
Construction & Engineering	1.56%
Thrifts & Mortgage Finance	1.53%
Environmental & Facilities Services	1.49%
Regional Banks	1.46%
IT Consulting & Other Services	1.41%
Industrial Conglomerates	1.41%
Apparel, Accessories & Luxury Goods	1.40%
Diversified Support Services	1.39%
Personal Products	1.32%
Packaged Foods & Meats	1.31%
Household Appliances	1.27%
Home Entertainment Software	1.16%
Property & Casualty Insurance	1.14%
Diversified Capital Markets	1.05%
Health Care Equipment	1.02%
Semiconductor Equipment	1.00%
Other Industries (each less than 1%)	17.03%

85.67%

Percentages are based upon common stocks as a percentage of net assets.

ICON International Equity Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (88.00%)
Advertising (0.55%)
Stroeer SE & Co. KGaA(a)	7,400	$340,394

Aerospace & Defense (3.56%)
BAE Systems PLC	92,000	644,052
CAE, Inc.	24,000	289,980
Korea Aerospace Industries, Ltd.	7,300	468,021
LIG Nex1 Co., Ltd.	3,700	314,415
Meggitt PLC	40,000	217,418
Ultra Electronics Holdings PLC	11,000	255,958

		2,189,844

Apparel, Accessories & Luxury Goods (0.28%)
Luxottica Group S.p.A.	3,500	170,582

Application Software (0.33%)
Oracle Financial Services Software, Ltd.	3,900	200,171

Auto Parts & Equipment (1.31%)
GKN PLC	51,000	184,389
Hella KGaA Hueck & Co.	6,400	205,417
Martinrea International, Inc.(a)	33,000	204,342
SAF-Holland S.A.	19,000	210,514

		804,662

Automobile Manufacturers (0.52%)
Hyundai Motor Co.	2,700	319,387

Automotive Retail (0.83%)
Halfords Group PLC	57,000	245,074
Super Group, Ltd.(b)	100,000	268,169

		513,243

Biotechnology (2.10%)
3SBio, Inc.(b)	200,000	206,376
Alexion Pharmaceuticals, Inc.(b)	3,500	408,660
Bavarian Nordic A/S(a)(b)	7,062	247,357
Sirtex Medical, Ltd.	22,200	427,458

		1,289,851

Brewers (1.25%)
Asahi Group Holdings, Ltd.	23,700	766,335

Building Products (0.76%)
China Lesso Group Holdings, Ltd.	500,000	266,040
Sintex Industries, Ltd.	166,229	200,352

		466,392

Cable & Satellite (0.76%)
Naspers, Ltd., Class N	3,068	468,468

Catalog Retail (0.44%)
GS Home Shopping, Inc.	1,800	268,573

Commodity Chemicals (2.14%)
Essentra PLC	40,000	274,440
LG Chem, Ltd.	1,200	274,042
Lotte Chemical Corp.	1,270	316,087
PTT Global Chemical PCL(b)	150,000	254,592

	Shares or Principal Amount	Value
Commodity Chemicals (continued)
Toray Industries, Inc.(a)	23,000	$196,257

		1,315,418

Communications Equipment (1.68%)
ADVA Optical Networking SE(b)	52,000	446,085
Telefonaktiebolaget LM Ericsson, Class B	76,000	583,874

		1,029,959

Computer & Electronics Retail (0.47%)
Dixons Carphone PLC	67,000	287,569

Construction & Engineering (1.52%)
Carillion PLC(a)	51,000	159,266
China Communications Construction Co., Ltd., Class H	190,000	205,977
China State Construction International Holdings, Ltd.	230,000	305,180
Interserve PLC	76,000	263,614

		934,037

Construction Materials (1.10%)
BRAAS Monier Building Group S.A.	8,844	207,288
Cimsa Cimento Sanayi VE Ticaret AS	38,000	200,089
Marshalls PLC	85,000	270,180

		677,557

Data Processing & Outsourced Services (2.95%)
Paysafe Group PLC(b)	171,000	891,889
Wirecard AG(a)	20,900	920,560

		1,812,449

Distributors (0.41%)
Inchcape PLC	30,000	252,250

Diversified Banks (3.44%)
Bank of China, Ltd., Class H	1,700,000	683,243
Industrial & Commercial Bank of China, Ltd., Class H	900,000	501,902
KB Financial Group, Inc.	13,000	369,668
Sumitomo Mitsui Financial Group, Inc.	19,300	557,289

		2,112,102

Diversified Capital Markets (0.28%)
Close Brothers Group PLC	11,200	169,773

Diversified Real Estate Activities (0.53%)
K Wah International Holdings, Ltd.	300,000	149,347
Nomura Real Estate Holdings, Inc.	10,000	174,741

		324,088

Diversified Support Services (1.53%)
Babcock International Group PLC	38,000	459,429
KEPCO Plant Service & Engineering Co., Ltd.	8,500	480,567

		939,996

Electric Utilities (1.14%)
Enel S.p.A.	120,000	532,734
Power Grid Corp. of India, Ltd.	69,000	167,063

		699,797

	Shares or Principal Amount	Value
Electrical Components & Equipment (0.62%)
Legrand S.A.	2,500	$127,979
Schneider Electric SE	4,300	250,865

		378,844

Electronic Components (0.50%)
Laird PLC(b)	25,486	111,488
Tongda Group Holdings, Ltd.	1,000,000	196,465

		307,953

Electronic Equipment & Instruments (2.57%)
Ingenico Group S.A.	8,557	991,799
SFA Engineering Corp.	13,500	585,563

		1,577,362

Electronic Manufacturing Services (1.08%)
Inari Amertron Bhd	300,000	221,456
Ju Teng International Holdings, Ltd.	1,110,000	444,748

		666,204

Environmental & Facilities Services (0.95%)
China Everbright International, Ltd.	520,000	581,437

Food Distributors (0.77%)
Hyundai Greenfood Co., Ltd.	29,000	470,437

Food Retail (0.96%)
Alimentation Couche-Tard, Inc., Class B	6,800	292,011
Valor Holdings Co., Ltd.	11,200	297,855

		589,866

Gas Utilities (0.28%)
Korea Gas Corp.	5,000	173,837

Gold (0.88%)
AngloGold Ashanti, Ltd.(b)	10,700	193,226
Gold Fields, Ltd.	33,000	160,205
Sibanye Gold, Ltd.	56,000	190,671

		544,102

Health Care Equipment (1.90%)
Getinge AB, Class B	13,000	268,398
GN Store Nord A/S	32,000	578,058
Smith & Nephew PLC	19,000	322,643

		1,169,099

Health Care Facilities (0.66%)
Netcare, Ltd.	190,000	403,481

Health Care Supplies (1.79%)
Coloplast A/S, Class B	6,700	501,526
Kossan Rubber Industries	352,000	598,090

		1,099,616

Home Entertainment Software (0.50%)
NCSoft Corp.	1,500	308,870

Home Furnishings (0.48%)
Hanssem Co., Ltd.	2,100	292,479

Home Improvement Retail (0.30%)
Hornbach Holding AG & Co. KGaA	2,740	185,794

Hotels, Resorts & Cruise Lines (0.34%)
TUI AG	18,500	210,143

	Shares or Principal Amount	Value
Hypermarkets & Super Centers (0.53%)
Carrefour S.A.	13,200	$324,663

Industrial Conglomerates (0.74%)
Indus Holding AG	5,200	242,092
LG Corp.	3,800	211,325

		453,417

Industrial Machinery (0.34%)
EVA Precision Industrial Holdings, Ltd.	2,200,000	212,085

Integrated Telecommunication Services (2.22%)
BT Group PLC	53,000	291,320
Deutsche Telekom AG	20,300	346,161
Telenor ASA	44,000	728,333

		1,365,814

Internet Retail (0.65%)
Yoox Net-A-Porter Group S.p.A.(b)	9,200	213,519
Zalando SE(b)	7,000	185,265

		398,784

Internet Software & Services (3.80%)
Auto Trader Group PLC	130,000	614,548
COOKPAD, Inc.(a)	39,000	478,061
NAVER Corp.	1,010	625,711
Tencent Holdings, Ltd.	27,000	619,371

		2,337,691

IT Consulting & Other Services (2.36%)
CANCOM SE	5,000	248,265
Fujitsu, Ltd.	72,000	264,767
GFT Technologies SE	15,200	305,346
Infosys, Ltd.	19,000	329,733
TIS, Inc.	13,000	299,402

		1,447,513

Leisure Products (0.45%)
Amer Sports Oyj	10,000	274,353

Life Sciences Tools & Services (0.29%)
Syngene International, Ltd.	30,000	179,365

Movies & Entertainment (0.36%)
Loen Entertainment, Inc.(b)	3,500	223,436

Multi-Utilities (1.97%)
Engie S.A.	34,900	560,378
Veolia Environnement S.A.	30,000	647,839

		1,208,217

Oil & Gas Equipment & Services (0.72%)
Ezion Holdings, Ltd.(b)	460,000	179,681
Gulf Marine Services PLC	99,851	62,651
Saipem S.p.A.(b)	500,000	199,915

		442,247

Oil & Gas Refining & Marketing (0.53%)
NewOcean Energy Holdings, Ltd.	1,000,000	328,406

Packaged Foods & Meats (0.33%)
Orion Corp.	250	205,206

Paper Products (0.78%)
Fibria Celulose S.A.	26,000	174,828

	Shares or Principal Amount	Value
Paper Products (continued)
Oji Holdings Corp.	80,000	$307,121

		481,949

Personal Products (1.21%)
Amorepacific Corp.	703	265,024
Blackmores, Ltd.(a)	2,200	217,141
Korea Kolmar Co., Ltd.	3,000	262,313

		744,478

Pharmaceuticals (8.55%)
Bayer AG	2,800	281,218
Caregen Co., Ltd.	2,800	287,586
China Medical System Holdings, Ltd.	150,000	229,894
Cipla, Ltd.	33,000	245,616
Granules India, Ltd.	60,000	123,361
Nichi-iko Pharmaceutical Co., Ltd.	14,000	286,087
Novartis AG	5,600	462,216
Roche Holding AG	4,000	1,055,519
Sanofi	4,300	357,256
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	90,000	220,582
Shire PLC	14,100	871,416
Sihuan Pharmaceutical Holdings Group, Ltd.	800,000	152,811
Sun Pharmaceutical Industries, Ltd.	23,000	260,783
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	8,400	421,932

		5,256,277

Property & Casualty Insurance (0.39%)
Sompo Japan Nipponkoa Holdings, Inc.	9,000	239,510

Railroads (0.40%)
VTG AG	8,419	243,752

Real Estate Development (0.88%)
China Overseas Land & Investment, Ltd.	90,000	286,907
Yanlord Land Group, Ltd.	300,000	253,314

		540,221

Regional Banks (0.37%)
BNK Financial Group, Inc.	32,000	225,515

Renewable Electricity (1.23%)
Capital Stage AG(a)	28,000	184,362
Huaneng Renewables Corp., Ltd., Class H	1,700,000	568,980

		753,342

Retail REIT’s (1.78%)
Klepierre, REIT	14,300	630,991
Wereldhave N.V., REIT	10,300	465,318

		1,096,309

Security & Alarm Services (0.72%)
Loomis AB, Class B	18,000	440,130

Semiconductor Equipment (0.30%)
Jusung Engineering Co., Ltd.(b)	25,000	182,933

	Shares or Principal Amount	Value
Semiconductors (0.39%)
NXP Semiconductors N.V.(b)	3,100	$242,854

Specialized Finance (0.39%)
Power Finance Corp., Ltd.	95,000	239,567

Systems Software (0.46%)
Asseco Poland S.A.	21,500	285,150

Technology Hardware, Storage & Peripherals (0.75%)
Samsung Electronics Co., Ltd.	370	460,780

Textiles (0.52%)
Eclat Textile Co., Ltd.	33,000	320,028

Thrifts & Mortgage Finance (0.67%)
Indiabulls Housing Finance, Ltd.	24,000	239,567
Paragon Group of Cos. PLC	54,000	175,241

		414,808

Tires & Rubber (0.42%)
Bridgestone Corp.(a)	8,000	257,096

Trading Companies & Distributors (0.94%)
SIG PLC	150,000	225,140
Travis Perkins PLC	18,000	355,140

		580,280

Trucking (1.42%)
DSV A/S	13,500	567,650
Hitachi Transport System, Ltd.	18,400	302,695

		870,345

Water Utilities (1.13%)
Beijing Enterprises Water Group, Ltd.	520,000	314,907
CT Environmental Group, Ltd.	1,300,000	378,218

		693,125

Wireless Telecommunication Services (4.55%)
China Mobile, Ltd.	51,800	598,508
Drillisch AG(a)	13,000	499,323
Freenet AG	10,000	257,536
SK Telecom Co., Ltd.	2,000	375,734
SoftBank Group Corp.	10,700	605,107
Vodafone Group PLC	150,000	457,329

		2,793,537

Total Common Stocks (Cost $58,325,555)		54,075,604

Collateral for Securities on Loan (5.82%)
State Street Navigator Prime Portfolio, 0.51%	3,576,597	3,576,597

Total Collateral for Securities on Loan (Cost $3,576,597)		3,576,597

	Shares or Principal Amount	Value
Short-Term Investments (9.58%)
Time Deposits (9.58%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	5,885,897	$5,885,897

Total Short-Term Investments (Cost $5,885,897)		5,885,897

Total Investments (103.40%) (Cost $67,788,049)		$63,538,098
Liabilities Less Other Assets (-3.40%)		(2,088,293)

Net Assets (100.00%)		$61,449,805

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2016.
(b)	Non-income producing security.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Country Composition (June 30, 2016)(Unaudited)
South Korea	12.96%
United Kingdom	10.25%
Germany	8.99%
Japan	8.20%
France	6.34%
Hong Kong	6.14%
China	5.97%
India	3.56%
Denmark	3.09%
Ireland	2.87%
South Africa	2.73%
Switzerland	2.47%
Sweden	2.11%
Italy	1.83%
Canada	1.28%
Norway	1.19%
Netherlands	1.15%
Australia	1.05%
Malaysia	0.97%
Singapore	0.70%
Israel	0.69%
United States	0.66%
Taiwan	0.52%
Poland	0.46%
Finland	0.45%
Thailand	0.41%
Myanmar	0.36%
Turkey	0.32%
Brazil	0.28%

88.00%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (June 30, 2016) (Unaudited)
Information Technology	17.67%
Health Care	15.29%
Industrials	13.50%
Consumer Discretionary	9.09%
Financial	8.73%
Telecommunication Services	6.77%
Utilities	5.75%
Consumer Staples	5.05%
Materials	4.90%
Energy	1.25%

88.00%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Pharmaceuticals	8.55%
Wireless Telecommunication Services	4.55%
Internet Software & Services	3.80%
Aerospace & Defense	3.56%
Diversified Banks	3.44%
Data Processing & Outsourced Services	2.95%
Electronic Equipment & Instruments	2.57%
IT Consulting & Other Services	2.36%
Integrated Telecommunication Services	2.22%
Commodity Chemicals	2.14%
Biotechnology	2.10%
Multi-Utilities	1.97%
Health Care Equipment	1.90%
Health Care Supplies	1.79%
Retail REIT’s	1.78%
Communications Equipment	1.68%
Diversified Support Services	1.53%
Construction & Engineering	1.52%
Trucking	1.42%
Auto Parts & Equipment	1.31%
Brewers	1.25%
Renewable Electricity	1.23%
Personal Products	1.21%
Electric Utilities	1.14%
Water Utilities	1.13%
Construction Materials	1.10%
Electronic Manufacturing Services	1.08%
Other Industries (each less than 1%)	26.72%

88.00%

Percentages are based upon common stocks as a percentage of net assets.

ICON Bond Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (59.26%)
Communications (3.59%)
Cincinnati Bell, Inc.
8.38%, 10/15/20	$1,072,000	$1,118,000
Lee Enterprises, Inc.
9.50%, 03/15/22(a)(b)	1,000,000	985,000
TCI Communications, Inc.
7.13%, 02/15/28	700,000	973,541

		3,076,541

Consumer, Cyclical (9.11%)
CVS Health Corp.
4.75%, 12/01/22	3,250,000	3,712,673
International Game Technology
5.35%, 10/15/23	1,000,000	975,000
Rite Aid Corp.
6.13%, 04/01/23(a)	1,500,000	1,604,850
Walgreens Boots Alliance, Inc.
3.10%, 06/01/23	1,500,000	1,524,993

		7,817,516

Consumer, Non-cyclical (18.24%)
Altria Group, Inc.
9.25%, 08/06/19(b)	1,298,000	1,600,211
Bumble Bee Holdings, Inc.
9.00%, 12/15/17(a)	650,000	658,125
CHS/Community Health Systems, Inc.
8.00%, 11/15/19(b)	1,000,000	976,250
HCA Holdings, Inc.
5.25%, 04/15/25	2,500,000	2,612,500
Innovation Ventures LLC / Innovation Ventures Finance Corp.
9.50%, 08/15/19(a)	1,500,000	1,565,625
inVentiv Health, Inc.
9.00%, 01/15/18(a)	2,502,000	2,570,805
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	2,711,000	2,973,788
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.
5.75%, 04/15/23	2,565,000	2,686,837

		15,644,141

Financial (22.71%)
Ally Financial, Inc.
8.00%, 03/15/20	2,493,000	2,804,625
American Equity Investment Life Holding Co.
6.63%, 07/15/21	500,000	507,500
Berkshire Hathaway, Inc.
2.75%, 03/15/23	500,000	516,812
E*TRADE Financial Corp.
5.38%, 11/15/22	1,760,000	1,856,800
Highmark, Inc.
6.13%, 05/15/41(a)(c)	600,000	605,490
International Lease Finance Corp.
5.88%, 08/15/22	1,500,000	1,623,750
KeyCorp Capital II
6.88%, 03/17/29	1,094,000	1,257,407
MBIA, Inc.
6.63%, 10/01/28	2,439,000	2,414,610
MetLife Capital Trust IV
7.88%, 12/15/37(a)	1,000,000	1,192,500

	Shares or Principal Amount	Value
Financial (continued)
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/22(a)	$335,000	$349,656
NTC Capital I, Series A
1.15%, 01/15/27(d)	1,500,000	1,305,000
Prudential Financial, Inc.
8.88%, 06/15/38(d)	1,000,000	1,100,000
State Street Capital Trust I
1.19%, 05/15/28(d)	2,000,000	1,705,000
USB Realty Corp.
1.78%, 01/15/17(a)(d)	2,800,000	2,236,500

		19,475,650

Industrials (5.61%)
General Electric Co., Series D
5.00%, 01/21/21(d)	1,625,000	1,726,563
Ingersoll-Rand Co.
6.39%, 11/15/27	1,260,000	1,528,279
Nortek, Inc.
8.50%, 04/15/21	1,500,000	1,556,250

		4,811,092

Total Corporate Bonds (Cost $50,742,620)		50,824,940

Convertible Corporate Bonds (2.36%)
Communications (2.36%)
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25%, 12/01/40(a)	2,000,000	2,025,000

Total Convertible Corporate Bonds (Cost $2,032,451)		2,025,000

Foreign Corporate Bonds (2.59%)
Consumer, Cyclical (2.59%)
Air Canada
8.75%, 04/01/20(a)	2,100,000	2,220,750

Total Foreign Corporate Bonds (Cost $2,252,362)		2,220,750

U.S. Treasury Obligations (1.18%)
U.S. Treasury Note
1.63%, 02/15/26	1,000,000	1,011,875
Total U.S. Treasury Obligations (Cost $969,302)		1,011,875

Collateralized Mortgage Obligations (11.56%)
Citigroup Mortgage Loan Trust, Inc., Series 2013-J1, Class B3
3.55%, 02/25/38(a)(c)(d)	484,368	474,709
Green Tree, Inc., Series 2008-HE1, Class A
9.50%, 03/25/38(a)(c)(d)	468,203	497,674
MASTR Seasoned Securitization Trust, Inc., Series 2005-1, Class 1A1
6.45%, 09/25/32(d)	1,171,077	1,258,148
New Residential Mortgage Loan Trust, Series 2016-1A, Class B3
5.55%, 03/25/56(a)(c)(d)	494,855	519,304

	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust, Inc., Series 2013-12, Class B3
4.25%, 12/25/43(a)(c)(d)	$760,169	$772,205
Towd Point Mortgage Trust, Inc., Series 2015-1, Class A4
4.25%, 06/25/27(a)(c)(d)	1,000,000	1,017,430
Towd Point Mortgage Trust, Inc., Series 2015-4, Class M2
3.75%, 01/25/27(a)(c)(d)	2,000,000	1,948,564
Towd Point Mortgage Trust, Inc., Series 2015-2, Class 2M1
3.75%, 12/25/24(a)(c)(d)	1,500,000	1,573,167
Towd Point Mortgage Trust, Inc., Series 2015-3, Class M2
4.00%, 09/25/27(a)(c)(d)	1,300,000	1,323,144
Velocity Commercial Capital Loan Trust, Inc., Series 2014-1, Class M3
6.89%, 02/25/24(a)(c)(d)	500,000	528,750
Total Collateralized Mortgage Obligations (Cost $9,843,728)		9,913,095

Common Stocks (0.75%)
Diversified REIT’s (0.75%)
Winthrop Realty Trust, REIT(b)	73,356	644,799

Total Common Stocks (Cost $965,689)		644,799

Preferred Stocks (6.59%)
Diversified Banks (3.21%)
GMAC Capital Trust I, Series 2	110,979	2,754,499

Mortgage REIT’s (2.20%)
Hatteras Financial Corp., Series A	76,013	1,888,163

Office REIT’s (1.18%)
Gramercy Property Trust, Inc., Series A(b)(c)	37,940	1,010,911

Total Preferred Stocks (Cost $5,516,698)		5,653,573

Closed-End Mutual Funds (6.46%)
Advent/Claymore Enhanced Growth & Income Fund	20,703	169,558
BlackRock Income Trust, Inc.(b)	59,986	397,707
Deutsche Multi-Market Income Trust	152,552	1,243,299
Deutsche Strategic Income Trust	26,686	306,088
First Trust Mortgage Income Fund	68,894	994,140
Franklin Limited Duration Income Trust	66,578	772,305
Morgan Stanley Income Securities, Inc.	67,653	1,241,432
Pacholder High Yield Fund, Inc.	26,459	188,388

	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
Wells Fargo Multi-Sector Income Fund	17,778	$224,892

Total Closed-End Mutual Funds (Cost $5,476,746)		5,537,809

Open-End Mutual Funds (0.89%)
UBS Total Return Bond Fund, Class P	50,598	766,054
Total Open-End Mutual Funds (Cost $727,010)		766,054

Collateral for Securities on Loan (1.89%)
State Street Navigator Prime Portfolio, 0.51%	1,623,203	1,623,203

Total Collateral for Securities on Loan (Cost $1,623,203)		1,623,203

Short-Term Investments (6.58%)
Time Deposits (6.58%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	5,640,302	5,640,302

Total Short-Term Investments (Cost $5,640,302)		5,640,302

Total Investments (100.11%) (Cost $85,790,111)		$85,861,400
Liabilities Less Other Assets (-0.11%)		(96,217)

Net Assets (100.00%)		$85,765,183

The accompanying notes are an integral part of the schedule of investments.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, these securities had a total aggregate market value of $27,643,036, representing 32.23% of net assets.

(b)	All or a portion of the security was on loan as of June 30, 2016.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2016 was $10,271,348, which represent 11.98% of the Fund’s Net Assets.
(d)	Floating Rate Security. Rate disclosed is as of June 30, 2016.

REIT—Real Estate Investment Trust

Credit Diversification (June 30, 2016) (Unaudited)
A-*	1.47%
A3	11.13%
Aa2	0.60%
Aaa	1.18%
B1	5.36%
B2	4.51%
B3	6.81%
Ba1	7.75%
Ba2	1.14%
Ba3	3.27%
Baa1	4.93%
Baa2	11.17%
Baa3	6.41%
BBB*	0.55%
BBB-*	0.59%
Caa1	1.14%
NR	8.94%

76.95%

*	Reflects S&P Rating for securities where Moody’s rating is unavailable

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate bond, convertible corporate bond and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON Equity Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (2.71%)
Basic Materials (0.44%)
Axiall Corp.
4.88%, 05/15/23	$250,000	$256,875

Consumer, Cyclical (0.92%)
Rite Aid Corp.
6.13%, 04/01/23(a)	500,000	534,950

Financial (1.35%)
E*TRADE Financial Corp.
5.38%, 11/15/22	200,000	211,000
Ironshore Holdings U.S., Inc.
8.50%, 05/15/20(a)	500,000	575,212

		786,212

Total Corporate Bonds (Cost $1,582,507)		1,578,037

Convertible Corporate Bonds (0.43%)
Communications (0.43%)
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25%, 12/01/40(a)	250,000	253,125

Total Convertible Corporate Bonds (Cost $254,998)		253,125

Collateralized Mortgage Obligations (0.69%)
Green Tree, Inc., Series 2008-HE1, Class A
9.50%, 03/25/38(a)(b)(c)	187,281	199,069
Towd Point Mortgage Trust, Inc., Series 2015-3, Class M2
4.00%, 09/25/27(a)(b)(c)	200,000	203,561
Total Collateralized Mortgage Obligations (Cost $400,806)		402,630

Common Stocks (85.57%)
Aerospace & Defense (1.27%)
Boeing Co.	5,700	740,259

Apparel Retail (0.95%)
Buckle, Inc.(d)	21,200	550,988

Asset Management & Custody Banks (0.82%)
Invesco, Ltd.	18,700	477,598

Auto Parts & Equipment (3.24%)
Johnson Controls, Inc.	24,700	1,093,222
Magna International, Inc.	22,700	796,089

		1,889,311

Automobile Manufacturers (1.96%)
Ford Motor Co.	91,100	1,145,127

Biotechnology (1.78%)
AbbVie, Inc.	16,800	1,040,088

	Shares or Principal Amount	Value
Data Processing & Outsourced Services (2.84%)
Automatic Data Processing, Inc.	6,700	$615,529
Xerox Corp.	109,600	1,040,104

		1,655,633

Diversified Banks (1.41%)
JPMorgan Chase & Co.	13,200	820,248

Electric Utilities (1.91%)
American Electric Power Co., Inc.	8,300	581,747
OGE Energy Corp.	16,200	530,550

		1,112,297

Electronic Equipment & Instruments (1.71%)
Daktronics, Inc.	159,000	993,750

Electronic Manufacturing Services (0.73%)
TE Connectivity, Ltd.	7,500	428,325

Fertilizers & Agricultural Chemicals (1.29%)
Agrium, Inc.(d)	8,300	750,486

Gas Utilities (1.89%)
National Fuel Gas Co.	19,400	1,103,472

Health Care Distributors (1.39%)
Cardinal Health, Inc.	10,400	811,304

Homefurnishing Retail (1.46%)
Williams-Sonoma, Inc.	16,300	849,719

Hotels, Resorts & Cruise Lines (1.83%)
Wyndham Worldwide Corp.	15,000	1,068,450

Household Appliances (1.89%)
Whirlpool Corp.	6,600	1,099,824

Housewares & Specialties (1.81%)
Tupperware Brands Corp.	18,700	1,052,436

Insurance Brokers (1.89%)
Arthur J Gallagher & Co.	23,200	1,104,320

Integrated Telecommunication Services (3.97%)
AT&T, Inc.	28,000	1,209,880
BCE, Inc.	23,300	1,102,323

		2,312,203

Life & Health Insurance (2.84%)
Lincoln National Corp.	15,500	600,935
Sun Life Financial, Inc.	32,100	1,053,843

		1,654,778

Mortgage REIT’s (1.16%)
Annaly Capital Management, Inc., REIT	61,000	675,270

Movies & Entertainment (3.57%)
Regal Entertainment Group, Class A(d)	44,700	985,188
Time Warner, Inc.	14,900	1,095,746

		2,080,934

	Shares or Principal Amount	Value
Multi-line Insurance (1.85%)
Horace Mann Educators Corp.	31,900	$1,077,901

Multi-Utilities (5.93%)
Avista Corp.	14,800	663,040
Dominion Resources, Inc.	11,500	896,195
DTE Energy Co.	11,800	1,169,616
Sempra Energy	6,400	729,728

		3,458,579

Oil & Gas Refining & Marketing (2.14%)
HollyFrontier Corp.	32,300	767,771
Valero Energy Corp.	9,400	479,400

		1,247,171

Oil & Gas Storage & Transportation (2.51%)
Ship Finance International, Ltd.(d)	65,200	961,048
Williams Cos., Inc.	23,200	501,816

		1,462,864

Packaged Foods & Meats (1.43%)
Cal-Maine Foods, Inc.(d)	18,800	833,216

Paper Packaging (1.75%)
International Paper Co.	24,100	1,021,358

Pharmaceuticals (5.00%)
Bristol-Myers Squibb Co.	11,800	867,890
Merck & Co., Inc.	16,900	973,609
Pfizer, Inc.	30,400	1,070,384

		2,911,883

Property & Casualty Insurance (4.71%)
AmTrust Financial Services, Inc.	38,800	950,600
Stewart Information Services Corp.	28,100	1,163,621
XL Group PLC	18,900	629,559

		2,743,780

Railroads (1.80%)
Union Pacific Corp.	12,000	1,047,000

Regional Banks (3.40%)
Fifth Third Bancorp	62,900	1,106,411
KeyCorp	41,500	458,575
M&T Bank Corp.	3,500	413,805

		1,978,791

Semiconductors (3.51%)
Intel Corp.	34,000	1,115,200
QUALCOMM, Inc.	17,400	932,118

		2,047,318

Soft Drinks (0.83%)
Dr. Pepper Snapple Group, Inc.	5,000	483,150

Technology Hardware, Storage & Peripherals (3.46%)
Apple, Inc.	14,200	1,357,520
Western Digital Corp.	13,900	656,914

		2,014,434

Thrifts & Mortgage Finance (1.68%)
Dime Community Bancshares, Inc.	57,700	981,477

	Shares or Principal Amount	Value
Tobacco (1.96%)
Reynolds American, Inc.	21,200	$1,143,316

Total Common Stocks (Cost $50,555,244)		49,869,058

Preferred Stocks (2.24%)
Consumer Finance (0.53%)
Discover Financial Services, Series B	11,792	311,780

Diversified Banks (0.57%)
GMAC Capital Trust I, Series 2	13,500	335,070

Mortgage REIT’s (0.61%)
Hatteras Financial Corp., Series A	14,225	353,349

Office REIT’s (0.53%)
Gramercy Property Trust, Inc., Series A(b)	11,573	308,363

Total Preferred Stocks (Cost $1,278,123)		1,308,562

Convertible Preferred Stocks (0.45%)
Diversified Banks (0.45%)
Wells Fargo & Co., Series L	200	259,840

Total Convertible Preferred Stocks (Cost $246,404)		259,840

Closed-End Mutual Funds (4.08%)
BlackRock Income Trust, Inc.	47,970	318,041
Blackstone / GSO Senior Floating Rate Term Fund	14,400	228,816
Deutsche Global High Income Fund, Inc.	10,000	81,400
Deutsche High Income Opportunities Fund, Inc.	13,342	181,451
Deutsche High Income Trust	23,168	203,415
Deutsche Multi-Market Income Trust	42,005	342,341
Deutsche Strategic Income Trust	16,113	184,816
Franklin Limited Duration Income Trust	26,467	307,017
Morgan Stanley Income Securities, Inc.	8,866	162,691
Pacholder High Yield Fund, Inc.	11,866	84,486
Wells Fargo Multi-Sector Income Fund	22,462	284,145

Total Closed-End Mutual Funds (Cost $2,347,853)		2,378,619

	Shares or Principal Amount	Value
Open-End Mutual Funds (0.53%)
UBS Total Return Bond Fund, Class P	20,269	$306,873
Total Open-End Mutual Funds (Cost $289,306)		306,873

Underlying Security/Expiration Date/Exercise Price	Contracts	Value
Put Options Purchased (0.38%)
S&P 500 Index
01/20/17, 1,800	60	219,000

Total Put Options Purchased (Cost $254,882)		219,000

	Shares or Principal Amount	Value
Collateral for Securities on Loan (7.07%)
State Street Navigator Prime Portfolio, 0.51%	4,119,800	4,119,800

Total Collateral for Securities on Loan (Cost $4,119,800)		4,119,800

Short-Term Investments (3.54%)
Time Deposits (3.54%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	2,064,371	2,064,371

Total Short-Term Investments (Cost $2,064,371)		2,064,371

Total Investments (107.69%) (Cost $63,394,294)		$62,759,915
Liabilities Less Other Assets (-7.69%)		(4,483,457)

Net Assets (100.00%)		$58,276,458

The accompanying notes are an integral part of the schedule of investments.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, these securities had a total aggregate market value of $1,765,917, representing 3.03% of net assets.

(b)	These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2016 was $710,993, which represent 1.22% of the Fund’s Net Assets.
(c)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(d)	All or a portion of the security was on loan as of June 30, 2016.

REIT—Real Estate Investment Trust

Sector Composition (June 30, 2016) (Unaudited)
Financial	22.45%
Consumer Discretionary	16.71%
Information Technology	12.25%
Utilities	9.73%
Health Care	8.17%
Energy	4.65%
Consumer Staples	4.22%
Telecommunication Services	3.97%
Industrials	3.07%
Materials	3.04%

88.26%

Percentages are based upon common, preferred, and convertible preferred stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Multi-Utilities	5.93%
Pharmaceuticals	5.00%
Property & Casualty Insurance	4.71%
Integrated Telecommunication Services	3.97%
Movies & Entertainment	3.57%
Semiconductors	3.51%
Technology Hardware, Storage & Peripherals	3.46%
Regional Banks	3.40%
Auto Parts & Equipment	3.24%
Data Processing & Outsourced Services	2.84%
Life & Health Insurance	2.84%
Oil & Gas Storage & Transportation	2.51%
Diversified Banks	2.43%
Oil & Gas Refining & Marketing	2.14%
Tobacco	1.96%
Automobile Manufacturers	1.96%
Electric Utilities	1.91%
Household Appliances	1.89%
Insurance Brokers	1.89%
Gas Utilities	1.89%
Multi-line Insurance	1.85%
Hotels, Resorts & Cruise Lines	1.83%
Housewares & Specialties	1.81%
Railroads	1.80%
Biotechnology	1.78%
Mortgage REIT’s	1.77%
Paper Packaging	1.75%
Electronic Equipment & Instruments	1.71%
Thrifts & Mortgage Finance	1.68%
Homefurnishing Retail	1.46%
Packaged Foods & Meats	1.43%
Health Care Distributors	1.39%
Fertilizers & Agricultural Chemicals	1.29%
Aerospace & Defense	1.27%
Other Industries (each less than 1%)	4.39%

88.26%

Percentages are based upon common, preferred, and convertible preferred stocks as a percentage of net assets.

ICON Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.02%)
Application Software (1.99%)
Adobe Systems, Inc.(a)	9,500	$910,005

Asset Management & Custody Banks (2.88%)
Janus Capital Group, Inc.	94,900	1,321,008

Auto Parts & Equipment (1.82%)
Magna International, Inc.	23,800	834,666

Automobile Manufacturers (2.27%)
Thor Industries, Inc.	16,100	1,042,314

Biotechnology (4.39%)
Celgene Corp.(a)	20,400	2,012,052

Building Products (2.11%)
Masco Corp.	31,300	968,422

Construction Materials (4.65%)
Martin Marietta Materials, Inc.	11,100	2,131,200

Diversified Banks (5.52%)
Bank of America Corp.	190,600	2,529,262

Electric Utilities (2.82%)
OGE Energy Corp.	39,500	1,293,625

Electronic Components (2.24%)
Rogers Corp.(a)	16,800	1,026,480

Home Improvement Retail (5.27%)
Home Depot, Inc.	18,900	2,413,341

Homebuilding (3.30%)
PulteGroup, Inc.	77,500	1,510,475

Hotels, Resorts & Cruise Lines (4.53%)
Royal Caribbean Cruises, Ltd.	11,100	745,365
Wyndham Worldwide Corp.	18,700	1,332,001

		2,077,366

Household Appliances (3.13%)
Whirlpool Corp.	8,600	1,433,104

Internet Retail (0.94%)
Amazon.com, Inc.(a)	600	429,372

Internet Software & Services (0.97%)
Facebook, Inc., Class A(a)	3,900	445,692

Investment Banking & Brokerage (1.15%)
E*TRADE Financial Corp.(a)	22,500	528,525

Life & Health Insurance (2.56%)
CNO Financial Group, Inc.	67,100	1,171,566

	Shares or Principal Amount	Value
Multi-line Insurance (5.97%)
American International Group, Inc.	19,000	$1,004,910
Kemper Corp.	55,800	1,728,684

		2,733,594

Multi-Utilities (7.03%)
CenterPoint Energy, Inc.	63,800	1,531,200
CMS Energy Corp.	36,800	1,687,648

		3,218,848

Pharmaceuticals (4.72%)
Jazz Pharmaceuticals PLC(a)	15,300	2,162,043

Real Estate Services (2.69%)
CBRE Group, Inc., Class A(a)	46,500	1,231,320

Regional Banks (14.51%)
Fifth Third Bancorp	92,300	1,623,557
First Commonwealth Financial Corp.	183,700	1,690,040
Signature Bank(a)	18,300	2,286,036
SVB Financial Group(a)	11,000	1,046,760

		6,646,393

Semiconductors (7.53%)
Broadcom, Ltd.	4,400	683,760
NXP Semiconductors N.V.(a)	11,500	900,910
Skyworks Solutions, Inc.	29,500	1,866,760

		3,451,430

Specialty Chemicals (5.03%)
Ashland, Inc.	20,100	2,306,877

Total Common Stocks (Cost $46,257,552)		45,828,980

Short-Term Investments (8.73%)
Money Market Funds (8.73%)
State Street Global Advisors Treasury Fund (0.11% 7 Day Yield)	4,000,000	4,000,000

Total Short-Term Investments (Cost $4,000,000)		4,000,000

Total Investments (108.75%) (Cost $50,257,552)		$49,828,980
Liabilities Less Other Assets (-8.75%)		(4,008,795)

Net Assets (100.00%)		$45,820,185

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (June 30, 2016) (Unaudited)
Financial	35.28%
Consumer Discretionary	21.26%
Information Technology	12.73%
Utilities	9.85%
Materials	9.68%
Health Care	9.11%
Industrials	2.11%

100.02%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Regional Banks	14.51%
Semiconductors	7.53%
Multi-Utilities	7.03%
Multi-line Insurance	5.97%
Diversified Banks	5.52%
Home Improvement Retail	5.27%
Specialty Chemicals	5.03%
Pharmaceuticals	4.72%
Construction Materials	4.65%
Hotels, Resorts & Cruise Lines	4.53%
Biotechnology	4.39%
Homebuilding	3.30%
Household Appliances	3.13%
Asset Management & Custody Banks	2.88%
Electric Utilities	2.82%
Real Estate Services	2.69%
Life & Health Insurance	2.56%
Automobile Manufacturers	2.27%
Electronic Components	2.24%
Building Products	2.11%
Application Software	1.99%
Auto Parts & Equipment	1.82%
Investment Banking & Brokerage	1.15%
Other Industries (each less than 1%)	1.91%

100.02%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.16%)
Asset Management & Custody Banks (4.82%)
Janus Capital Group, Inc.	61,800	$860,256

Auto Parts & Equipment (1.16%)
Magna International, Inc.	5,900	206,913

Automobile Manufacturers (2.36%)
Thor Industries, Inc.	6,500	420,810

Biotechnology (4.04%)
Celgene Corp.(a)	7,300	719,999

Building Products (3.14%)
Masco Corp.	18,100	560,014

Construction Materials (3.98%)
Martin Marietta Materials, Inc.	3,700	710,400

Data Processing & Outsourced Services (4.69%)
MasterCard, Inc., Class A	9,500	836,570

Diversified Banks (7.32%)
Bank of America Corp.	98,400	1,305,768

Electric Utilities (2.79%)
OGE Energy Corp.	15,200	497,800

Home Improvement Retail (2.36%)
Home Depot, Inc.	3,300	421,377

Homebuilding (3.04%)
PulteGroup, Inc.	27,800	541,822

Hotels, Resorts & Cruise Lines (6.40%)
Royal Caribbean Cruises, Ltd.	4,800	322,320
Wyndham Worldwide Corp.	11,500	819,145

		1,141,465

Household Appliances (3.55%)
Whirlpool Corp.	3,800	633,232

Insurance Brokers (2.67%)
Arthur J Gallagher & Co.	10,000	476,000

Investment Banking & Brokerage (1.78%)
E*TRADE Financial Corp.(a)	13,500	317,115

Life & Health Insurance (2.68%)
CNO Financial Group, Inc.	27,400	478,404

Multi-line Insurance (4.52%)
American International Group, Inc.	6,700	354,363
Kemper Corp.	14,600	452,308

		806,671

Multi-Utilities (6.36%)
CenterPoint Energy, Inc.	18,200	436,800

	Shares or Principal Amount	Value
Multi-Utilities (continued)
CMS Energy Corp.	15,200	$697,072

		1,133,872

Pharmaceuticals (5.78%)
Jazz Pharmaceuticals PLC(a)	7,300	1,031,563

Real Estate Services (2.42%)
CBRE Group, Inc., Class A(a)	16,300	431,624

Regional Banks (17.05%)
Fifth Third Bancorp	29,400	517,146
First Commonwealth Financial Corp.	81,200	747,040
Signature Bank(a)	9,200	1,149,264
SVB Financial Group(a)	6,600	628,056

		3,041,506

Semiconductors (4.29%)
Skyworks Solutions, Inc.	12,100	765,688

Specialty Chemicals (2.96%)
Ashland, Inc.	4,600	527,942

Total Common Stocks (Cost $18,175,806)		17,866,811

Total Investments (100.16%) (Cost $18,175,806)		$17,866,811
Liabilities Less Other Assets (-0.16%)		(29,151)

Net Assets (100.00%)		$17,837,660

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (June 30, 2016) (Unaudited)
Financial	43.26%
Consumer Discretionary	18.87%
Health Care	9.82%
Utilities	9.15%
Information Technology	8.98%
Materials	6.94%
Industrials	3.14%

100.16%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Regional Banks	17.05%
Diversified Banks	7.32%
Hotels, Resorts & Cruise Lines	6.40%
Multi-Utilities	6.36%
Pharmaceuticals	5.78%
Asset Management & Custody Banks	4.82%
Data Processing & Outsourced Services	4.69%
Multi-line Insurance	4.52%

Semiconductors	4.29%
Biotechnology	4.04%
Construction Materials	3.98%
Household Appliances	3.55%
Building Products	3.14%
Homebuilding	3.04%
Specialty Chemicals	2.96%
Electric Utilities	2.79%
Life & Health Insurance	2.68%
Insurance Brokers	2.67%
Real Estate Services	2.42%
Home Improvement Retail	2.36%
Automobile Manufacturers	2.36%
Investment Banking & Brokerage	1.78%
Auto Parts & Equipment	1.16%

100.16%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.03%)
Aerospace & Defense (3.60%)
Curtiss-Wright Corp.	4,349	$366,403

Asset Management & Custody Banks (3.14%)
Janus Capital Group, Inc.	23,000	320,160

Auto Parts & Equipment (4.18%)
Modine Manufacturing Co.(a)	23,048	202,823
Standard Motor Products, Inc.	5,600	222,768

		425,591

Automobile Manufacturers (2.61%)
Thor Industries, Inc.	4,101	265,499

Biotechnology (4.50%)
Emergent BioSolutions, Inc.(a)	2,500	70,300
Enzymotec, Ltd.(a)	16,800	140,448
Ligand Pharmaceuticals, Inc.(a)	2,075	247,485

		458,233

Electric Utilities (5.27%)
ALLETE, Inc.	4,357	281,593
Otter Tail Corp.	7,600	254,524

		536,117

Electronic Components (2.50%)
Rogers Corp.(a)	4,160	254,176

Electronic Equipment & Instruments (3.42%)
Coherent, Inc.(a)	3,794	348,213

Electronic Manufacturing Services (2.36%)
IPG Photonics Corp.(a)	3,000	240,000

Health Care Equipment (2.12%)
LivaNova PLC(a)	4,300	215,989

Health Care Facilities (3.32%)
Acadia Healthcare Co., Inc.(a)	6,100	337,940

Health Care Services (3.96%)
BioTelemetry, Inc.(a)	24,711	402,789

Heavy Electrical Equipment (1.06%)
AZZ, Inc.	1,800	107,964

Homebuilding (4.33%)
KB Home	15,100	229,671
M/I Homes, Inc.(a)	11,200	210,896

		440,567

Insurance Brokers (2.83%)
Brown & Brown, Inc.	7,700	288,519

Internet Retail (4.06%)
Nutrisystem, Inc.	16,300	413,368

Internet Software & Services (3.55%)
j2 Global, Inc.	5,714	360,954

	Shares or Principal Amount	Value
Leisure Products (3.07%)
Brunswick Corp.	6,900	$312,708

Life & Health Insurance (1.94%)
CNO Financial Group, Inc.	11,300	197,298

Life Sciences Tools & Services (3.15%)
Cambrex Corp.(a)	6,200	320,726

Multi-line Insurance (6.43%)
Horace Mann Educators Corp.	8,100	273,699
Kemper Corp.	12,300	381,054

		654,753

Paper Packaging (4.85%)
Avery Dennison Corp.	6,600	493,350

Pharmaceuticals (2.25%)
Sucampo Pharmaceuticals, Inc., Class A(a)	20,921	229,503

Regional Banks (6.85%)
First Commonwealth Financial Corp.	40,000	368,000
Webster Financial Corp.	9,700	329,315

		697,315

Semiconductor Equipment (6.39%)
Advanced Energy Industries, Inc.(a)	7,800	296,088
Photronics, Inc.(a)	16,800	149,688
Teradyne, Inc.	10,409	204,953

		650,729

Semiconductors (2.73%)
Microsemi Corp.(a)	8,500	277,780

Specialty Chemicals (2.07%)
Chemtura Corp.(a)	8,000	211,040

Technology Hardware, Storage & Peripherals (2.00%)
Super Micro Computer, Inc.(a)	8,200	203,770

Textiles (1.49%)
Culp, Inc.	5,500	151,965

Total Common Stocks (Cost $9,611,709)		10,183,419

Short-Term Investments (0.14%)
Time Deposits (0.14%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/16	14,069	14,069

Total Short-Term Investments (Cost $14,069)		14,069

Total Investments (100.17%) (Cost $9,625,778)		$10,197,488
Liabilities Less Other Assets (-0.17%)		(16,834)

Net Assets (100.00%)		$10,180,654

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (June 30, 2016) (Unaudited)
Information Technology	22.95%
Financial	21.19%
Consumer Discretionary	19.74%
Health Care	19.30%
Materials	6.92%
Utilities	5.27%
Industrials	4.66%

100.03%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Regional Banks	6.85%
Multi-line Insurance	6.43%
Semiconductor Equipment	6.39%
Electric Utilities	5.27%
Paper Packaging	4.85%
Biotechnology	4.50%
Homebuilding	4.33%
Auto Parts & Equipment	4.18%
Internet Retail	4.06%
Health Care Services	3.96%
Aerospace & Defense	3.60%
Internet Software & Services	3.55%
Electronic Equipment & Instruments	3.42%
Health Care Facilities	3.32%
Life Sciences Tools & Services	3.15%
Asset Management & Custody Banks	3.14%
Leisure Products	3.07%
Insurance Brokers	2.83%
Semiconductors	2.73%
Automobile Manufacturers	2.61%
Electronic Components	2.50%
Electronic Manufacturing Services	2.36%
Pharmaceuticals	2.25%
Health Care Equipment	2.12%
Specialty Chemicals	2.07%
Technology Hardware, Storage & Peripherals	2.00%
Life & Health Insurance	1.94%
Textiles	1.49%
Heavy Electrical Equipment	1.06%

100.03%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (21.13%)
Communications (1.79%)
Cincinnati Bell, Inc.
8.38%, 10/15/20	$216,000	$225,268
Lee Enterprises, Inc.
9.50%, 03/15/22(a)(b)	200,000	197,000
TCI Communications, Inc.
7.13%, 02/15/28	300,000	417,232

		839,500

Consumer, Cyclical (1.42%)
CVS Health Corp.
4.75%, 12/01/22	500,000	571,181
International Game Technology
5.35%, 10/15/23	100,000	97,500

		668,681

Consumer, Non-cyclical (6.25%)
Altria Group, Inc.
9.25%, 08/06/19	228,000	281,085
Bumble Bee Holdings, Inc.
9.00%, 12/15/17(a)	350,000	354,375
CHS/Community Health Systems, Inc.
8.00%, 11/15/19(b)	250,000	244,062
HCA Holdings, Inc.
5.25%, 04/15/25	400,000	418,000
inVentiv Health, Inc.
9.00%, 01/15/18(a)	418,000	429,495
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	395,000	433,289
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.
5.75%, 04/15/23	444,000	465,090
Prospect Medical Holdings, Inc.
8.38%, 05/01/19(a)	300,000	312,000

		2,937,396

Financial (9.39%)
Ally Financial, Inc.
8.00%, 03/15/20	240,000	270,000
American Equity Investment Life Holding Co.
6.63%, 07/15/21	200,000	203,000
Berkshire Hathaway, Inc.
2.75%, 03/15/23	250,000	258,406
CBRE Services, Inc.
5.25%, 03/15/25	230,000	241,096
Chubb INA Holdings, Inc.
8.88%, 08/15/29	300,000	459,147
Citigroup, Inc.
6.88%, 06/01/25	250,000	312,207
City National Corp.
5.25%, 09/15/20	378,000	426,580
E*TRADE Financial Corp.
5.38%, 11/15/22	335,000	353,425
Highmark, Inc.
6.13%, 05/15/41(a)(c)	125,000	126,144
ILFC E-Capital Trust II
4.23%, 12/21/65(a)(d)	100,000	79,000
International Lease Finance Corp.
5.88%, 08/15/22	300,000	324,750
MetLife Capital Trust IV
7.88%, 12/15/37(a)	210,000	250,425

	Shares or Principal Amount	Value
Financial (continued)
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/22(a)	$200,000	$208,750
NTC Capital I, Series A
1.15%, 01/15/27(d)	200,000	174,000
PNC Preferred Funding Trust II
1.88%, 03/15/17(a)(d)	151,000	132,880
Prudential Financial, Inc.
8.88%, 06/15/38(d)	200,000	220,000
State Street Capital Trust I
1.19%, 05/15/28(d)	250,000	213,125
USB Realty Corp.
1.78%, 01/15/17(a)(d)	200,000	159,750

		4,412,685

Industrials (2.06%)
General Electric Co., Series D
5.00%, 01/21/21(d)	500,000	531,250
Ingersoll-Rand Co.
6.44%, 11/15/27	51,000	63,686
Ingersoll-Rand Co.
6.39%, 11/15/27	150,000	181,938
Nortek, Inc.
8.50%, 04/15/21	187,000	194,013

		970,887

Information Technology (0.22%)
EarthLink Holdings Corp.
7.38%, 06/01/20	100,000	104,000

Total Corporate Bonds (Cost $9,845,322)		9,933,149

Convertible Corporate Bonds (0.86%)
Communications (0.86%)
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25%, 12/01/40(a)	400,000	405,000

Total Convertible Corporate Bonds (Cost $407,241)		405,000

Foreign Corporate Bonds (0.79%)
Consumer, Cyclical (0.79%)
Air Canada
8.75%, 04/01/20(a)	350,000	370,125

Total Foreign Corporate Bonds (Cost $374,591)		370,125

U.S. Treasury Obligations (2.95%)
U.S. Treasury Note
1.63%, 02/15/26	600,000	607,125
U.S. Treasury Note
1.88%, 05/31/22	750,000	780,264
Total U.S. Treasury Obligations (Cost $1,318,609)		1,387,389

Collateralized Mortgage Obligations (6.14%)
Citigroup Mortgage Loan Trust, Inc., Series 2013-J1, Class B3
3.55%, 02/25/38(a)(c)(d)	193,747	189,883

	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Green Tree, Inc.,
Series 2008-HE1, Class A
9.50%, 03/25/38(a)(c)(d)	$280,922	$298,604
MASTR Seasoned Securitization Trust, Inc.,
Series 2005-1, Class 1A1
6.45%, 09/25/32(d)	354,872	381,257
New Residential Mortgage Loan Trust,
Series 2016-1A, Class B3
5.55%, 03/25/56(a)(c)(d)	341,450	358,320
Sequoia Mortgage Trust, Inc.,
Series 2013-12, Class B3
4.25%, 12/25/43(a)(c)(d)	213,797	217,183
Towd Point Mortgage Trust, Inc.,
Series 2015-1, Class A4
4.25%, 06/25/27(a)(c)(d)	400,000	406,972
Towd Point Mortgage Trust, Inc.,
Series 2015-2, Class 2M1
3.75%, 12/25/24(a)(c)(d)	400,000	419,511
Towd Point Mortgage Trust, Inc.,
Series 2015-3, Class M2
4.00%, 09/25/27(a)(c)(d)	500,000	508,902
Velocity Commercial Capital Loan Trust, Inc.,
Series 2014-1, Class M3
6.89%, 02/25/24(a)(c)(d)	100,000	105,750
Total Collateralized Mortgage Obligations (Cost $2,866,213)		2,886,382

Common Stocks (58.49%)
Aerospace & Defense (3.01%)
B/E Aerospace, Inc.	6,000	277,050
General Dynamics Corp.	2,000	278,480
Honeywell International, Inc.	4,300	500,176
Orbital ATK, Inc.	4,195	357,162

		1,412,868

Airlines (0.56%)
Delta Air Lines, Inc.	5,000	182,150
United Continental Holdings, Inc.(e)	2,000	82,080

		264,230

Apparel, Accessories & Luxury Goods (0.44%)
Hanesbrands, Inc.	8,200	206,066

Application Software (0.11%)
Synchronoss Technologies, Inc.(e)	1,679	53,493

Asset Management & Custody Banks (0.41%)
Invesco, Ltd.	7,600	194,104

Auto Parts & Equipment (0.70%)
Gentherm, Inc.(e)	2,500	85,625
Magna International, Inc.	7,000	245,490

		331,115

Automotive Retail (0.34%)
Advance Auto Parts, Inc.	1,000	161,630

Biotechnology (1.36%)
AbbVie, Inc.	5,000	309,550
Amgen, Inc.	1,200	182,580
Celgene Corp.(e)	1,500	147,945

		640,075

	Shares or Principal Amount	Value
Broadcasting (0.72%)
CBS Corp., Class B	6,200	$337,528

Building Products (1.56%)
Fortune Brands Home & Security, Inc.	2,500	144,925
Masco Corp.	13,000	402,220
PGT, Inc.(e)	18,000	185,400

		732,545

Cable & Satellite (1.01%)
Comcast Corp., Class A	7,300	475,887

Construction & Engineering (0.56%)
Comfort Systems U.S.A., Inc.	1,164	37,911
Dycom Industries, Inc.(e)	2,500	224,400

		262,311

Construction Materials (0.86%)
Eagle Materials, Inc.	2,000	154,300
Martin Marietta Materials, Inc.	1,300	249,600

		403,900

Consumer Finance (2.40%)
Ally Financial, Inc.(e)	32,000	546,240
Discover Financial Services	10,900	584,131

		1,130,371

Data Processing & Outsourced Services (3.29%)
DST Systems, Inc.	1,500	174,645
MasterCard, Inc., Class A	7,000	616,420
Visa, Inc., Class A	8,900	660,113
Xerox Corp.	10,000	94,900

		1,546,078

Diversified Banks (1.70%)
Bank of America Corp.	31,000	411,370
JPMorgan Chase & Co.	2,000	124,280
U.S. Bancorp	3,000	120,990
Wells Fargo & Co.	3,000	141,990

		798,630

Diversified REIT’s (0.46%)
Winthrop Realty Trust, REIT	24,792	217,922

Drug Retail (1.74%)
CVS Health Corp.	4,200	402,108
Walgreens Boots Alliance, Inc.	5,000	416,350

		818,458

Electric Utilities (0.42%)
ALLETE, Inc.	1,500	96,945
OGE Energy Corp.	3,000	98,250

		195,195

Electronic Manufacturing Services (1.68%)
IPG Photonics Corp.(e)	3,793	303,440
TE Connectivity, Ltd.	8,500	485,435

		788,875

Footwear (1.33%)
NIKE, Inc., Class B	7,000	386,400
Skechers U.S.A., Inc., Class A(e)	8,000	237,760

		624,160

Health Care Distributors (1.44%)
Cardinal Health, Inc.	1,500	117,015
McKesson Corp.	3,000	559,950

		676,965

Health Care Equipment (0.63%)
St. Jude Medical, Inc.	1,500	117,000

	Shares or Principal Amount	Value
Health Care Equipment (continued)
Zimmer Biomet Holdings, Inc.	1,500	$180,570

		297,570

Health Care Facilities (1.06%)
HCA Holdings, Inc.(e)	6,500	500,565

Health Care Services (0.31%)
MEDNAX, Inc.(e)	2,000	144,860

Health Care Technology (0.82%)
Allscripts Healthcare Solutions, Inc.(e)	12,000	152,400
Cerner Corp.(e)	4,000	234,400

		386,800

Home Furnishings (0.24%)
Tempur Sealy International, Inc.(e)	2,000	110,640

Home Improvement Retail (1.33%)
Home Depot, Inc.	1,500	191,535
Lowe’s Cos., Inc.	5,500	435,435

		626,970

Hotels, Resorts & Cruise Lines (1.19%)
Royal Caribbean Cruises, Ltd.	2,500	167,875
Wyndham Worldwide Corp.	5,500	391,765

		559,640

Household Appliances (0.53%)
Whirlpool Corp.	1,500	249,960

Housewares & Specialties (0.47%)
Newell Rubbermaid, Inc.	4,500	218,565

Integrated Telecommunication Services (0.15%)
BCE, Inc.	1,500	70,965

Internet Software & Services (2.65%)
Akamai Technologies, Inc.(e)	2,000	111,860
Alphabet, Inc., Class C(e)	401	277,532
Facebook, Inc., Class A(e)	5,000	571,400
LinkedIn Corp., Class A(e)(f)	1,500	283,875

		1,244,667

Leisure Products (0.39%)
Brunswick Corp.	4,000	181,280

Life & Health Insurance (0.37%)
Lincoln National Corp.	4,500	174,465

Managed Health Care (1.45%)
Aetna, Inc.	3,500	427,455
CIGNA Corp.	2,000	255,980

		683,435

Movies & Entertainment (1.07%)
Time Warner, Inc.	3,500	257,390
Twenty-First Century Fox, Inc., Class A	9,000	243,450

		500,840

Multi-line Insurance (0.56%)
American International Group, Inc.	5,000	264,450

	Shares or Principal Amount	Value
Multi-Sector Holdings (1.39%)
Berkshire Hathaway, Inc., Class B(e)	4,500	$651,555

Multi-Utilities (0.80%)
CMS Energy Corp.	3,200	146,752
Sempra Energy	2,000	228,040

		374,792

Oil & Gas Equipment & Services (0.64%)
Schlumberger, Ltd.	3,800	300,504

Oil & Gas Exploration & Production (0.28%)
Synergy Resources Corp.(e)	20,000	133,200

Oil & Gas Refining & Marketing (0.93%)
Marathon Petroleum Corp.	5,000	189,800
PBF Energy, Inc., Class A	8,343	198,397
Valero Energy Corp.	1,000	51,000

		439,197

Paper Packaging (0.40%)
Graphic Packaging Holding Co.	15,000	188,100

Paper Products (0.59%)
International Paper Co.	6,500	275,470

Pharmaceuticals (3.24%)
Allergan PLC(e)	2,100	485,289
Bristol-Myers Squibb Co.	6,000	441,300
Eli Lilly & Co.	4,000	315,000
Jazz Pharmaceuticals PLC(e)	2,000	282,620

		1,524,209

Property & Casualty Insurance (0.89%)
XL Group PLC	12,500	416,375

Railroads (0.61%)
Union Pacific Corp.	3,300	287,925

Real Estate Services (1.33%)
CBRE Group, Inc., Class A(e)	20,000	529,600
Jones Lang LaSalle, Inc.	1,000	97,450

		627,050

Regional Banks (1.68%)
Signature Bank(e)	3,800	474,696
SVB Financial Group(e)	3,300	314,028

		788,724

Restaurants (0.61%)
Starbucks Corp.	5,000	285,600

Semiconductors (1.65%)
Broadcom, Ltd.	2,000	310,800
Microsemi Corp.(e)	8,500	277,780
Skyworks Solutions, Inc.	2,000	126,560
Synaptics, Inc.(e)	1,100	59,125

		774,265

Specialty Chemicals (0.87%)
Ashland, Inc.	1,000	114,770
Sherwin-Williams Co.	1,000	293,670

		408,440

Technology Hardware, Storage & Peripherals (0.79%)
Apple, Inc.	3,900	372,840

	Shares or Principal Amount	Value
Trading Companies & Distributors (0.71%)
Herc Holdings, Inc.(e)	30,000	$332,100

Trucking (0.84%)
Old Dominion Freight Line, Inc.(e)	4,500	271,395
Ryder System, Inc.	2,000	122,280

		393,675

Wireless Telecommunication Services (0.92%)
T-Mobile US, Inc.(e)	10,000	432,700

Total Common Stocks (Cost $27,261,958)		27,494,799

Preferred Stocks (2.41%)
Diversified Banks (1.22%)
GMAC Capital Trust I, Series 2	23,155	574,707

Mortgage REIT’s (0.57%)
Hatteras Financial Corp., Series A	10,856	269,663

Office REIT’s (0.62%)
Gramercy Property Trust, Inc., Series A(c)	10,944	291,603

Total Preferred Stocks (Cost $1,129,827)		1,135,973

Closed-End Mutual Funds (6.41%)
Advent/Claymore Enhanced Growth & Income Fund	27,420	224,570
BlackRock Income Trust, Inc.	30,862	204,615
Delaware Investments Dividend & Income Fund, Inc.(b)	8,897	88,614
Deutsche Multi-Market Income Trust	29,839	243,188
Deutsche Strategic Income Trust	6,098	69,944
First Trust Dividend and Income Fund	21,435	192,701
First Trust Enhanced Equity Income Fund	8,043	105,524
First Trust Mortgage Income Fund	16,124	232,669
Franklin Limited Duration Income Trust	22,447	260,385
Madison Strategic Sector Premium Fund	100	1,149
Morgan Stanley Income Securities, Inc.	11,966	219,576
Neuberger Berman Real Estate Securities Income Fund, Inc.(e)	6,000	34,080
Nuveen Global Equity Income Fund	41,861	488,518
Virtus Total Return Fund	69,733	322,166
Wells Fargo Multi-Sector Income Fund	5,472	69,221
Zweig Fund, Inc.	7,742	97,472

	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
Zweig Total Return Fund, Inc.	13,259	$159,506

Total Closed-End Mutual Funds (Cost $2,910,944)		3,013,898

Open-End Mutual Funds (0.56%)
UBS Total Return Bond Fund, Class P	17,416	263,679
Total Open-End Mutual Funds (Cost $250,553)		263,679

Exchange Traded Funds (2.01%)
iShares Currency Hedged MSCI Eurozone ETF(b)	20,000	481,400
iShares Europe ETF(b)	10,100	381,679
SPDR S&P 500 ETF Trust(b)	391	81,926

Total Exchange Traded Funds (Cost $1,052,092)		945,005

Underlying Security/Expiration Date/Exercise Price	Contracts	Value
Call Options Purchased (0.02%)
S&P 500 Index
09/16/16, 2,300	300	10,500

Total Call Options Purchased
(Cost $32,545)		10,500

Put Options Purchased (0.68%)
S&P 500 Index
12/16/16, 1,800	60	173,400
S&P 500 Index
01/20/17, 1,800	40	146,000

		319,400

Total Put Options Purchased (Cost $380,577)		319,400

	Shares or Principal Amount	Value
Collateral for Securities on Loan (2.01%)
State Street Navigator Prime Portfolio, 0.51%	943,601	943,601

Total Collateral for Securities on Loan (Cost $943,601)		943,601

	Shares or Principal Amount	Value
Short-Term Investments (1.40%)
Time Deposits (1.40%)
State Street Euro Dollar Time Deposit (USD),	656,713	$656,713
0.01%, 07/01/16

Total Short-Term Investments (Cost $656,713)		656,713

Total Investments (105.86%) (Cost $49,430,786)		$49,765,613
Liabilities Less Other Assets (-5.86%)		(2,755,070)

Net Assets (100.00%)		$47,010,543

The accompanying notes are an integral part of the schedule of investments.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, these securities had a total aggregate market value of $5,963,358, representing 12.69% of net assets.
(b)	All or a portion of the security was on loan as of June 30, 2016.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2016 was $2,922,872, which represent 6.22% of the Fund’s Net Assets.
(d)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(e)	Non-income producing security.
(f)	All or a portion of the security is pledged as collateral for written call options.

REIT—Real Estate Investment Trust

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
LinkedIn Corp., Class A	08/19/2016	$190	15	$(2,250)
Total Written Call Options

(Premiums received $4,175)				$(2,250)

Sector Composition (June 30, 2016) (Unaudited)
Financial	13.60%
Consumer Discretionary	10.37%
Health Care	10.31%
Information Technology	10.17%
Industrials	7.85%
Materials	2.72%
Energy	1.85%
Consumer Staples	1.74%
Utilities	1.22%
Telecommunication Services	1.07%

60.90%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (June 30, 2016) (Unaudited)
Data Processing & Outsourced Services	3.29%
Pharmaceuticals	3.24%
Aerospace & Defense	3.01%
Diversified Banks	2.92%
Internet Software & Services	2.65%
Consumer Finance	2.40%
Drug Retail	1.74%
Regional Banks	1.68%
Electronic Manufacturing Services	1.68%
Semiconductors	1.65%
Building Products	1.56%
Managed Health Care	1.45%
Health Care Distributors	1.44%
Multi-Sector Holdings	1.39%
Biotechnology	1.36%
Real Estate Services	1.33%
Home Improvement Retail	1.33%
Footwear	1.33%
Hotels, Resorts & Cruise Lines	1.19%
Movies & Entertainment	1.07%
Health Care Facilities	1.06%
Cable & Satellite	1.01%
Other Industries (each less than 1%)	21.12%

60.90%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Credit Diversification (June 30, 2016) (Unaudited)
A-*	0.81%
A3	5.67%
Aa2	0.55%
Aaa	2.95%
B1	2.44%
B2	1.96%
B3	0.89%
Ba1	1.58%
Ba2	0.21%
Ba3	0.96%
Baa1	2.64%
Baa2	2.73%
Baa3	2.97%
BBB*	0.40%
BBB-*	0.43%
Caa1	0.52%
NR	4.16%

31.87%

*	Reflects S&P Rating for securities where Moody’s rating is unavailable

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate bond, convertible corporate bond and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows: ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (“Natural Resources Fund,” formerly ICON Materials Fund), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (“Emerging Markets Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”).

Each Fund, with the exception of the Consumer Discretionary Fund, Consumer Staples Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Utilities Fund and Opportunities Fund offer three classes of shares: Class S, Class C, and Class A. The Consumer Discretionary Fund, Consumer Staples Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund and Utilities Fund offer two classes of shares: Class S and Class A. The Opportunities Fund is a single -class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds, like all investments in securities, may have elements of risk, including the risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases.

Additionally, the Bond Fund, Equity Income Fund and the Risk-Managed Balanced Fund may invest in medium- and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high -quality bonds. Junk bonds are also less liquid (more difficult to sell) than equities and higher credit bonds. These illiquid securities are harder to sell; or value, especially in changing markets.

The ICON Bond Fund, ICON Equity Income Fund and ICON Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The ICON Bond Fund, ICON Equity Income Fund and ICON Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligations or “CMO”), and in other types of mortgage-related securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

The ICON Fund and ICON Long/Short Fund also may invest in such securities for temporary defensive purposes. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in call options; selling/writing call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small—and mid-cap investing, including limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of June 30, 2016, ICON Fund and Long/Short Fund have significant weighting in the Financial sector, the Energy Fund has a significant weighting in the Integrated Oil & Gas industry, the Healthcare Fund has a significant weighting in the Biotechnology industry, the Industrials Fund has a significant weighting in the Aerospace & Defense industry, the Utilities Fund has a significant weighting in the Multi-Utilities industry and the Electric Utilities industry and the Emerging Markets Fund has a significant weighting in South Korea.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options shall be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short -term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair -value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on June 30, 2016:

ICON Consumer Discretionary Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$36,760,243	$—	$—	$36,760,243
Collateral for Securities on Loan	—	856,625	—	856,625
Short-Term Investments	—	2,415,607	—	2,415,607

Total	$36,760,243	$3,272,232	$—	$40,032,475

ICON Consumer Staples Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$29,691,320	$—	$—	$29,691,320
Collateral for Securities on Loan	—	80,100	—	80,100
Short-Term Investments
Money Market Funds	5,000,000	—	—	5,000,000
Time Deposits	—	4,880,049	—	4,880,049

Total	$34,691,320	$4,960,149	$—	$39,651,469

ICON Energy Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$349,452,310	$—	$—	$349,452,310
Put Options Purchased	680,340	—	—	680,340
Collateral for Securities on Loan	—	42,040,296	—	42,040,296
Short-Term Investments	—	14,049,087	—	14,049,087

Total	$350,132,650	$56,089,383	$—	$406,222,033

ICON Financial Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$43,320,373	$—	$—	$43,320,373
Collateral for Securities on Loan	—	377,325	—	377,325
Short-Term Investments	—	1,129,037	—	1,129,037

Total	$43,320,373	$1,506,362	$—	$44,826,735

ICON Healthcare Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$76,401,339	$—	$—	$76,401,339
Collateral for Securities on Loan	—	1,976,250	—	1,976,250

Total	$76,401,339	$1,976,250	$—	$78,377,589

ICON Industrials Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$15,048,299	$—	$—	$15,048,299
Short-Term Investments	—	892,137	—	892,137

Total	$15,048,299	$892,137	$—	$15,940,436

ICON Information Technology Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$43,103,822	$—	$—	$43,103,822
Short-Term Investments	—	575,909	—	575,909

Total	$43,103,822	$575,909	$—	$43,679,731

ICON Natural Resources Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Building Products	$4,180,325	$271,424	$—	$4,451,749
Construction Materials	8,082,900	1,927,643	—	10,010,543
Integrated Oil & Gas	1,932,700	2,429,212	—	4,361,912
Paper Packaging	3,801,050	440,368	—	4,241,418
Other	33,260,484	—	—	33,260,484
Exchange Traded Funds	7,132,640	—	—	7,132,640
Call Options Purchased	1,000	—	—	1,000
Collateral for Securities on Loan	—	7,261,586	—	7,261,586
Short-Term Investments	—	9,174,154	—	9,174,154

Total	$58,391,099	$21,504,387	$—	$79,895,486

ICON Utilities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$63,220,671	$—	$—	$63,220,671
Collateral for Securities on Loan	—	1,887,385	—	1,887,385
Short-Term Investments	—	3,524,843	—	3,524,843

Total	$63,220,671	$5,412,228	$—	$68,632,899

ICON Emerging Markets Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified Banks	$127,343	$2,199,697	$—	$2,327,040
Paper Products	168,104	258,446	—	426,550
Pharmaceuticals	150,690	1,877,099	—	2,027,789
Other	1,050,789	32,098,406	—	33,149,195
Short-Term Investments
Money Market Funds	—	3,000,000	—	3,000,000
Time Deposits	—	5,223,521	—	5,223,521

Total	$1,496,926	$44,657,169	$—	$46,154,095

ICON International Equity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Aerospace & Defense	$289,980	$1,899,864	$—	$2,189,844
Biotechnology	408,660	881,191	—	1,289,851
Diversified Support Services	459,429	480,567	—	939,996
Electronic Components	111,488	196,465	—	307,953
Food Retail	292,011	297,855	—	589,866
Health Care Supplies	598,090	501,526	—	1,099,616
Paper Products	174,828	307,121	—	481,949
Pharmaceuticals	421,932	4,834,345	—	5,256,277
Other	443,025	41,477,227	—	41,920,252
Collateral for Securities on Loan	—	3,576,597	—	3,576,597
Short-Term Investments	—	5,885,897	—	5,885,897

Total	$3,199,443	$60,338,655	$—	$63,538,098

ICON Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$50,824,940	$—	$50,824,940
Convertible Corporate Bonds	—	2,025,000	—	2,025,000
Foreign Corporate Bonds	—	2,220,750	—	2,220,750
U.S. Treasury Obligations	—	1,011,875	—	1,011,875
Collateralized Mortgage Obligations	—	9,913,095	—	9,913,095
Common Stocks	644,799	—	—	644,799
Preferred Stocks	5,653,573	—	—	5,653,573
Closed-End Mutual Funds	5,537,809	—	—	5,537,809
Open-End Mutual Funds	766,054	—	—	766,054
Collateral for Securities on Loan	—	1,623,203	—	1,623,203
Short-Term Investments	—	5,640,302	—	5,640,302

Total	$12,602,235	$73,259,165	$—	$85,861,400

ICON Equity Income Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$1,578,037	$—	$1,578,037
Convertible Corporate Bonds	—	253,125	—	253,125
Collateralized Mortgage Obligations	—	402,630	—	402,630
Common Stocks	49,869,058	—	—	49,869,058
Preferred Stocks	1,308,562	—	—	1,308,562
Convertible Preferred Stocks	259,840	—	—	259,840
Closed-End Mutual Funds	2,378,619	—	—	2,378,619
Open-End Mutual Funds	306,873	—	—	306,873
Put Options Purchased	219,000	—	—	219,000
Collateral for Securities on Loan	—	4,119,800	—	4,119,800
Short-Term Investments	—	2,064,371	—	2,064,371

Total	$54,341,952	$8,417,963	$—	$62,759,915

ICON Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$45,828,980	$—	$—	$45,828,980
Short-Term Investments	4,000,000	—	—	4,000,000

Total	$49,828,980	$—	$—	$49,828,980

ICON Long/Short Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$17,866,811	$—	$—	$17,866,811

Total	$17,866,811	$—	$—	$17,866,811

ICON Opportunities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$10,183,419	$—	$—	$10,183,419
Short-Term Investments	—	14,069	—	14,069

Total	$10,183,419	$14,069	$—	$10,197,488

ICON Risk-Managed Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$9,933,149	$—	$9,933,149
Convertible Corporate Bonds	—	405,000	—	405,000
Foreign Corporate Bonds	—	370,125	—	370,125
U.S. Treasury Obligations	—	1,387,389	—	1,387,389
Collateralized Mortgage Obligations	—	2,886,382	—	2,886,382
Common Stocks	27,494,799	—	—	27,494,799
Preferred Stocks	1,135,973	—	—	1,135,973
Closed-End Mutual Funds	3,013,898	—	—	3,013,898
Open-End Mutual Funds	263,679	—	—	263,679
Exchange Traded Funds	945,005	—	—	945,005
Call Options Purchased	10,500	—	—	10,500
Put Options Purchased	319,400	—	—	319,400
Collateral for Securities on Loan	—	943,601	—	943,601
Short-Term Investments	—	656,713	—	656,713

Total	$33,183,254	$16,582,359	$—	$49,765,613

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments
Liabilities
Written Call Options	$(2,250)	—	—	$(2,250)

Total	$(2,250)	—	—	$(2,250)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification, Country Composition and Credit Diversification tables for additional security details.

There were no significant Level 3 securities held in any of the Funds at June 30, 2016.

For the International Equity Fund, common stocks valued at $975,090 were transferred from Level 1 to Level 2 during the period ended June 30, 2016. At September 30, 2015, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at June 30, 2016, these securities were valued using quoted market prices in active markets with fair value adjustment factors. For the International Equity Fund, common stocks valued at $459,429 were transferred from Level 2 to Level 1 during the period ended June 30, 2016. At September 30, 2015, these securities were valued using quoted market prices in active markets with fair value adjustment factors; at June 30, 2016, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. No other Funds had transfer activity.

The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At June 30, 2016 and for the period then ended, no Funds had outstanding forward foreign currency contracts.

Options Transactions

The Funds’ use of derivatives for the period ended June 30, 2016 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to -market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to -market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of June 30, 2016, the Energy Fund and the Equity Income Fund engaged in purchased put options transactions, the Natural Resources Fund engaged in purchased call options transactions, and the Risk-Managed Balanced Fund engaged in written call and purchased call and put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended June 30, 2016, were as follows:

	Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written during the period	(170)	(237,783)
Options closed during the period	155	233,608

Options outstanding, end of period	(15)	$(4,175)

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of June 30, 2016, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral.

The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016. It may also include collateral received from the pre-funding of security loans.

For the period ended June 30, 2016, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	$855,231	$856,625
ICON Consumer Staples Fund	79,776	80,100
ICON Energy Fund	40,409,481	42,040,296
ICON Financial Fund	378,873	377,325
ICON Healthcare Fund	1,931,346	1,976,250
ICON Natural Resources Fund	7,200,387	7,261,586
ICON Utilities Fund	1,858,439	1,887,385

ICON International Equity Fund	3,397,966	3,576,597
ICON Bond Fund	1,594,643	1,623,203
ICON Equity Income Fund	4,071,884	4,119,800
ICON Risk-Managed Balanced Fund	935,996	943,601

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets, or effective April 11, 2016, shareholder accounts, of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Borrowings

The Trust has entered into a Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. Effective March 28, 2016, the maximum borrowing limit was changed from $75 million to $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street.

As of June 30, 2016, the ICON Healthcare Fund, the ICON Fund, and the ICON Long/Short Fund had outstanding borrowings in the amount of $217,501, $3,733,642, and $234,820, respectively.

4. Tax Basis of Investments

As of June 30, 2016, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Consumer Discretionary Fund	$1,123,766	$(3,064,992)	$(1,941,226)	$41,973,701
ICON Consumer Staples Fund	2,431,535	(286,886)	2,144,649	37,506,820
ICON Energy Fund	28,441,400	(41,052,112)	(12,610,712)	418,832,745
ICON Financial Fund	1,211,883	(5,525,921)	(4,314,038)	49,140,773
ICON Healthcare Fund	3,737,203	(5,680,823)	(1,943,620)	80,321,209
ICON Industrials Fund	2,378,604	(309,128)	2,069,476	13,870,960
ICON Information Technology Fund	7,367,860	(1,583,252)	5,784,608	37,895,123
ICON Natural Resources Fund	5,371,220	(5,946,297)	(575,077)	80,470,563
ICON Utilities Fund	7,440,240	(367,538)	7,072,702	61,560,197
ICON Emerging Markets Fund	2,234,187	(2,350,611)	(116,424)	46,270,519
ICON International Equity Fund	2,565,303	(6,815,254)	(4,249,951)	67,788,049
ICON Bond Fund	1,114,289	(1,049,641)	64,648	85,796,752
ICON Equity Income Fund	2,641,344	(3,284,779)	(643,435)	63,403,350
ICON Fund	3,447,789	(3,876,361)	(428,572)	50,257,552
ICON Long/Short Fund	1,347,709	(1,656,704)	(308,995)	18,175,806
ICON Opportunities Fund	1,221,976	(650,266)	571,710	9,625,778
ICON Risk-Managed Balanced Fund	2,403,708	(2,073,499)	330,209	49,435,404

5. Subsequent Event

On August 11, 2016, the shareholders of the ICON Natural Resources Fund approved the change to the ICON Natural Resources Fund’s investment strategy. The new strategy went into effect on August 18, 2016.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 24, 2016

By (Signature and Title)*	/s/ Carrie Schoffman
Carrie Schoffman, Chief Financial Officer and Treasurer
(Principal Financial Officer and Treasurer)

Date August 24, 2016

*	Print the name and title of each signing officer under his or her signature.